UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Mary C. Maiers
Chief Financial Officer & Treasurer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Lifetime Funds
(Institutional, Investor (formerly Class T), Service (formerly Class T1) and Class L)
Semi-Annual Report
June 30, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West Lifetime 2015 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	46.48%
Large Cap Equity	18.30
International Equity	13.04
Mid Cap Equity	7.60
Fixed Interest Contract	7.50
Small Cap Equity	3.86
Real Estate Equity	3.22
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,060.30	$2.66
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$2.61
Investor Class
Actual	$1,000.00	$1,057.60	$4.44
Hypothetical (5% return before expenses)	$1,000.00	$1,020.50	$4.36
Service Class
Actual	$1,000.00	$1,056.70	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.86
Class L
Actual	$1,000.00	$1,056.90	$5.71
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.61
* Expenses are equal to the Fund's annualized expense ratio of 0.52% for the Institutional Class, 0.87% for the Investor Class, 0.97% for the Service Class, and 1.12% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.43%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2020 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	42.08%
Large Cap Equity	20.42
International Equity	15.61
Mid Cap Equity	8.44
Fixed Interest Contract	5.49
Small Cap Equity	4.66
Real Estate Equity	3.30
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,066.90	$2.82
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$1,064.60	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.51
Service Class
Actual	$1,000.00	$1,064.10	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.01
Class L
Actual	$1,000.00	$1,064.50	$5.89
Hypothetical (5% return before expenses)	$1,000.00	$1,019.10	$5.76
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.90% for the Investor Class, 1.00% for the Service Class, and 1.15% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2025 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Bond	35.07%
Large Cap Equity	23.44
International Equity	19.12
Mid Cap Equity	9.66
Small Cap Equity	5.76
Fixed Interest Contract	3.57
Real Estate Equity	3.38
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,075.20	$2.83
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$1,072.90	$4.63
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.51
Service Class
Actual	$1,000.00	$1,072.00	$5.14
Hypothetical (5% return before expenses)	$1,000.00	$1,019.80	$5.01
Class L
Actual	$1,000.00	$1,071.50	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$5.81
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class, 0.90% for the Investor Class, 1.00% for the Service Class, and 1.16% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.45%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2030 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	27.03%
Bond	25.77
International Equity	23.55
Mid Cap Equity	11.11
Small Cap Equity	7.13
Real Estate Equity	3.48
Fixed Interest Contract	1.93
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,085.00	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.96
Investor Class
Actual	$1,000.00	$1,083.40	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.71
Service Class
Actual	$1,000.00	$1,082.50	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.21
Class L
Actual	$1,000.00	$1,082.60	$6.14
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.96
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class, 0.94% for the Investor Class, 1.04% for the Service Class, and 1.19% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2035 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	30.05%
International Equity	27.97
Bond	16.75
Mid Cap Equity	12.33
Small Cap Equity	8.50
Real Estate Equity	3.56
Fixed Interest Contract	0.84
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,093.30	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$2.96
Investor Class
Actual	$1,000.00	$1,092.40	$4.88
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.71
Service Class
Actual	$1,000.00	$1,090.90	$5.39
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.21
Class L
Actual	$1,000.00	$1,090.90	$6.17
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$5.96
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Institutional Class, 0.94% for the Investor Class, 1.04% for the Service Class, and 1.19% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.48%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2040 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	31.63%
International Equity	31.40
Mid Cap Equity	12.90
Bond	10.60
Small Cap Equity	9.55
Real Estate Equity	3.64
Fixed Interest Contract	0.28
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,100.30	$3.12
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Investor Class
Actual	$1,000.00	$1,099.50	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.76
Service Class
Actual	$1,000.00	$1,098.10	$5.46
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.26
Class L
Actual	$1,000.00	$1,099.00	$6.30
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.06
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class, 0.95% for the Investor Class, 1.05% for the Service Class, and 1.21% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.49%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2045 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	33.49%
Large Cap Equity	31.63
Mid Cap Equity	12.92
Small Cap Equity	10.17
Bond	8.05
Real Estate Equity	3.71
Fixed Interest Contract	0.03
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,103.70	$3.13
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.01
Investor Class
Actual	$1,000.00	$1,101.70	$4.95
Hypothetical (5% return before expenses)	$1,000.00	$1,020.10	$4.76
Service Class
Actual	$1,000.00	$1,100.70	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,019.60	$5.26
Class L
Actual	$1,000.00	$1,100.40	$6.25
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.01
* Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Institutional Class, 0.95% for the Investor Class, 1.05% for the Service Class, and 1.20% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.49%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2050 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	34.87%
Large Cap Equity	30.96
Mid Cap Equity	12.54
Small Cap Equity	10.49
Bond	7.32
Real Estate Equity	3.82
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,106.00	$3.19
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.06
Investor Class
Actual	$1,000.00	$1,103.30	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.81
Service Class
Actual	$1,000.00	$1,103.60	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.31
Class L
Actual	$1,000.00	$1,103.70	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.11
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class, 0.96% for the Investor Class, 1.06% for the Service Class, and 1.22% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.50%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

Great-West Lifetime 2055 Fund
Summary of Investments by Asset Class as of June 30, 2017
Asset Class	Percentage of Fund Investments
International Equity	36.08%
Large Cap Equity	30.04
Mid Cap Equity	12.15
Small Cap Equity	10.81
Bond	7.03
Real Estate Equity	3.89
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 to June 30, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/17)	(06/30/17)	(01/01/17 – 06/30/17)
Institutional Class
Actual	$1,000.00	$1,105.00	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.06
Investor Class
Actual	$1,000.00	$1,103.40	$5.01
Hypothetical (5% return before expenses)	$1,000.00	$1,020.00	$4.81
Service Class
Actual	$1,000.00	$1,103.10	$5.53
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.31
Class L
Actual	$1,000.00	$1,101.90	$6.31
Hypothetical (5% return before expenses)	$1,000.00	$1,018.80	$6.06
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Institutional Class, 0.96% for the Investor Class, 1.06% for the Service Class, and 1.21% for the Class L shares multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.50%).
Performance does not include any fees or expenses of variable insurance contracts, IRS, qualified retirement plans or college savings programs, if applicable. If such fee or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
5,743,023	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 58,980,848
11,366,254	Great-West Bond Index Fund Institutional Class(a)	111,048,299
5,589,853	Great-West Core Bond Fund Institutional Class(a)	54,724,660
5,047,755	Great-West Loomis Sayles Bond Fund Institutional Class(a)	48,609,879
5,019,716	Great-West Putnam High Yield Bond Institutional Class(a)	48,641,045
3,269,926	Great-West Short Duration Bond Fund Institutional Class(a)	32,372,274
2,959,591	Great-West Templeton Global Bond Fund Institutional Class(a)	27,405,811
4,697,499	Oppenheimer International Bond Fund Class I	27,527,343
5,392,166	PIMCO Real Return Fund Institutional Class	58,990,298

TOTAL BOND MUTUAL FUNDS — 46.51% (Cost $470,057,884)		$ 468,300,457
EQUITY MUTUAL FUNDS
275,643	AllianzGI NFJ Small-Cap Value Fund Class R6	7,373,461
440,015	American Century Real Estate Fund Class R6	12,597,644
719,487	DFA International Real Estate Securities Portfolio Institutional Class	3,597,440
385,571	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	4,241,277
1,614,886	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	16,843,265
5,122,628	Great-West International Index Fund Institutional Class(a)	50,765,245
774,240	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	7,370,765
1,160,841	Great-West MFS International Growth Fund Institutional Class(a)	11,364,636
2,504,300	Great-West MFS International Value Fund Institutional Class(a)	27,822,774
3,855,144	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	39,823,641
Shares		Fair Value
Equity Mutual Funds — (continued)
2,469,795	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 24,500,366
1,370,034	Great-West Real Estate Index Fund Institutional Class(a)	12,618,009
8,428,739	Great-West S&P 500® Index Fund Institutional Class(a)	89,176,057
3,810,913	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	38,223,455
2,253,099	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	22,598,584
2,670,945	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	24,519,274
1,852,662	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	17,229,753
279,089	Invesco Global Real Estate Fund Class R6	3,614,201
323,647	Invesco International Growth Fund Class R6	11,385,897
146,057	Invesco Small Cap Discovery Fund Class R6	1,612,467
233,094	Janus Triton Fund Class N	6,347,156
1,326,473	Northern Emerging Markets Equity Index Fund	15,015,669
395,201	Oppenheimer Developing Markets Fund Class A	15,009,726

TOTAL EQUITY MUTUAL FUNDS — 46.04% (Cost $424,492,759)		$ 463,650,762
Account Balance
FIXED INTEREST CONTRACT
75,519,775 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	75,519,775

TOTAL FIXED INTEREST CONTRACT — 7.50% (Cost $75,519,775)		$ 75,519,775
TOTAL INVESTMENTS — 100.05% (Cost $970,070,418)		$ 1,007,470,994
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (463,319)
TOTAL NET ASSETS — 100.00%		$ 1,007,007,675

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
246,059	American Century Short Duration Inflation Protection Bond Fund Class R2	$2,527,024
668,424	Great-West Bond Index Fund Institutional Class(a)	6,530,504
327,359	Great-West Core Bond Fund Institutional Class(a)	3,204,843
292,634	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,818,063
281,278	Great-West Putnam High Yield Bond Institutional Class(a)	2,725,582
139,641	Great-West Short Duration Bond Fund Institutional Class(a)	1,382,444
163,811	Great-West Templeton Global Bond Fund Institutional Class(a)	1,516,895
259,996	Oppenheimer International Bond Fund Class I	1,523,575
231,200	PIMCO Real Return Fund Institutional Class	2,529,333

TOTAL BOND MUTUAL FUNDS — 42.10% (Cost $24,739,110)		$ 24,758,263
EQUITY MUTUAL FUNDS
19,426	AllianzGI NFJ Small-Cap Value Fund Class R6	519,633
26,058	American Century Real Estate Fund Class R6	746,046
44,623	DFA International Real Estate Securities Portfolio Institutional Class	223,117
24,663	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	271,294
104,897	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,094,075
352,391	Great-West International Index Fund Institutional Class(a)	3,492,196
54,534	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	519,163
80,446	Great-West MFS International Growth Fund Institutional Class(a)	787,565
172,912	Great-West MFS International Value Fund Institutional Class(a)	1,921,057
251,363	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,596,575
Shares		Fair Value
Equity Mutual Funds — (continued)
160,648	Great-West Putnam Equity Income Fund Institutional Class(a)	$1,593,623
81,001	Great-West Real Estate Index Fund Institutional Class(a)	746,023
546,758	Great-West S&P 500® Index Fund Institutional Class(a)	5,784,702
247,482	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,482,243
158,774	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,592,507
173,676	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,594,348
120,147	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,117,369
17,242	Invesco Global Real Estate Fund Class R6	223,277
22,413	Invesco International Growth Fund Class R6	788,475
10,125	Invesco Small Cap Discovery Fund Class R6	111,781
16,414	Janus Triton Fund Class N	446,952
96,774	Northern Emerging Markets Equity Index Fund	1,095,483
28,812	Oppenheimer Developing Markets Fund Class A	1,094,273

TOTAL EQUITY MUTUAL FUNDS — 52.44% (Cost $29,599,568)		$ 30,841,777
Account Balance
FIXED INTEREST CONTRACT
3,229,571 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	3,229,571

TOTAL FIXED INTEREST CONTRACT — 5.49% (Cost $3,229,571)		$ 3,229,571
TOTAL INVESTMENTS — 100.03% (Cost $57,568,249)		$ 58,829,611
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (18,162)
TOTAL NET ASSETS — 100.00%		$ 58,811,449

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
4,966,484	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 51,005,794
18,889,517	Great-West Bond Index Fund Institutional Class(a)	184,550,587
9,258,025	Great-West Core Bond Fund Institutional Class(a)	90,636,064
8,204,406	Great-West Loomis Sayles Bond Fund Institutional Class(a)	79,008,428
7,666,808	Great-West Putnam High Yield Bond Institutional Class(a)	74,291,367
2,825,333	Great-West Short Duration Bond Fund Institutional Class(a)	27,970,800
4,420,161	Great-West Templeton Global Bond Fund Institutional Class(a)	40,930,690
7,013,874	Oppenheimer International Bond Fund Class I	41,101,303
4,667,999	PIMCO Real Return Fund Institutional Class	51,067,904

TOTAL BOND MUTUAL FUNDS — 35.08% (Cost $644,995,260)		$ 640,562,937
EQUITY MUTUAL FUNDS
746,261	AllianzGI NFJ Small-Cap Value Fund Class R6	19,962,491
818,170	American Century Real Estate Fund Class R6	23,424,198
1,485,200	DFA International Real Estate Securities Portfolio Institutional Class	7,426,003
882,193	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	9,704,122
3,717,481	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	38,773,330
13,248,643	Great-West International Index Fund Institutional Class(a)	131,294,055
2,096,089	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	19,954,767
3,015,538	Great-West MFS International Growth Fund Institutional Class(a)	29,522,112
6,495,382	Great-West MFS International Value Fund Institutional Class(a)	72,163,695
8,895,254	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	91,887,973
Shares		Fair Value
Equity Mutual Funds — (continued)
5,713,223	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 56,675,175
2,544,750	Great-West Real Estate Index Fund Institutional Class(a)	23,437,148
19,448,952	Great-West S&P 500® Index Fund Institutional Class(a)	205,769,917
8,806,427	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	88,328,467
6,092,112	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	61,103,878
6,178,345	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	56,717,202
4,264,738	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	39,662,061
576,846	Invesco Global Real Estate Fund Class R6	7,470,158
841,357	Invesco International Growth Fund Class R6	29,598,932
380,868	Invesco Small Cap Discovery Fund Class R6	4,204,780
630,938	Janus Triton Fund Class N	17,180,440
3,827,281	Northern Emerging Markets Equity Index Fund	43,324,821
1,140,342	Oppenheimer Developing Markets Fund Class A	43,310,201

TOTAL EQUITY MUTUAL FUNDS — 61.39% (Cost $1,026,796,772)		$ 1,120,895,926
Account Balance
FIXED INTEREST CONTRACT
65,260,216 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	65,260,216

TOTAL FIXED INTEREST CONTRACT — 3.58% (Cost $65,260,216)		$ 65,260,216
TOTAL INVESTMENTS — 100.05% (Cost $1,737,052,248)		$ 1,826,719,079
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (822,702)
TOTAL NET ASSETS — 100.00%		$ 1,825,896,377

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
86,325	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 886,552
482,195	Great-West Bond Index Fund Institutional Class(a)	4,711,043
236,229	Great-West Core Bond Fund Institutional Class(a)	2,312,686
207,950	Great-West Loomis Sayles Bond Fund Institutional Class(a)	2,002,561
189,806	Great-West Putnam High Yield Bond Institutional Class(a)	1,839,221
49,232	Great-West Short Duration Bond Fund Institutional Class(a)	487,396
108,375	Great-West Templeton Global Bond Fund Institutional Class(a)	1,003,553
171,923	Oppenheimer International Bond Fund Class I	1,007,471
81,214	PIMCO Real Return Fund Institutional Class	888,479

TOTAL BOND MUTUAL FUNDS — 25.78% (Cost $15,130,087)		$ 15,138,962
EQUITY MUTUAL FUNDS
29,549	AllianzGI NFJ Small-Cap Value Fund Class R6	790,429
26,820	American Century Real Estate Fund Class R6	767,848
50,368	DFA International Real Estate Securities Portfolio Institutional Class	251,843
32,659	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	359,245
137,512	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,434,254
517,613	Great-West International Index Fund Institutional Class(a)	5,129,540
83,022	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	790,368
118,024	Great-West MFS International Growth Fund Institutional Class(a)	1,155,456
253,925	Great-West MFS International Value Fund Institutional Class(a)	2,821,111
330,295	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	3,411,942
Shares		Fair Value
Equity Mutual Funds — (continued)
211,031	Great-West Putnam Equity Income Fund Institutional Class(a)	$2,093,432
83,371	Great-West Real Estate Index Fund Institutional Class(a)	767,850
717,799	Great-West S&P 500® Index Fund Institutional Class(a)	7,594,308
325,573	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,265,500
243,084	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,438,137
228,240	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	2,095,246
157,823	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,467,753
19,475	Invesco Global Real Estate Fund Class R6	252,201
32,870	Invesco International Growth Fund Class R6	1,156,352
15,424	Invesco Small Cap Discovery Fund Class R6	170,283
25,008	Janus Triton Fund Class N	680,958
157,645	Northern Emerging Markets Equity Index Fund	1,784,539
46,977	Oppenheimer Developing Markets Fund Class A	1,784,182

TOTAL EQUITY MUTUAL FUNDS — 72.32% (Cost $40,654,940)		$ 42,462,777
Account Balance
FIXED INTEREST CONTRACT
1,133,172 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	1,133,172

TOTAL FIXED INTEREST CONTRACT — 1.93% (Cost $1,133,172)		$ 1,133,172
TOTAL INVESTMENTS — 100.03% (Cost $56,918,199)		$ 58,734,911
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (19,413)
TOTAL NET ASSETS — 100.00%		$ 58,715,498

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
1,029,934	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 10,577,419
9,248,054	Great-West Bond Index Fund Institutional Class(a)	90,353,482
4,548,573	Great-West Core Bond Fund Institutional Class(a)	44,530,531
3,970,776	Great-West Loomis Sayles Bond Fund Institutional Class(a)	38,238,577
3,563,064	Great-West Putnam High Yield Bond Institutional Class(a)	34,526,094
591,526	Great-West Short Duration Bond Fund Institutional Class(a)	5,856,108
2,017,446	Great-West Templeton Global Bond Fund Institutional Class(a)	18,681,548
3,205,514	Oppenheimer International Bond Fund Class I	18,784,312
966,657	PIMCO Real Return Fund Institutional Class	10,575,227

TOTAL BOND MUTUAL FUNDS — 16.76% (Cost $272,838,406)		$ 272,123,298
EQUITY MUTUAL FUNDS
976,593	AllianzGI NFJ Small-Cap Value Fund Class R6	26,123,877
749,609	American Century Real Estate Fund Class R6	21,461,308
1,480,284	DFA International Real Estate Securities Portfolio Institutional Class	7,401,422
1,008,614	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	11,094,752
4,228,314	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	44,101,311
16,785,925	Great-West International Index Fund Institutional Class(a)	166,348,519
2,742,082	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	26,104,623
3,827,224	Great-West MFS International Growth Fund Institutional Class(a)	37,468,522
8,198,571	Great-West MFS International Value Fund Institutional Class(a)	91,086,124
10,099,194	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	104,324,670
Shares		Fair Value
Equity Mutual Funds — (continued)
6,469,825	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 64,180,669
2,331,634	Great-West Real Estate Index Fund Institutional Class(a)	21,474,347
22,017,215	Great-West S&P 500® Index Fund Institutional Class(a)	232,942,138
9,977,525	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	100,074,572
7,991,296	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	80,152,701
7,004,776	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	64,303,845
4,842,630	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	45,036,455
574,302	Invesco Global Real Estate Fund Class R6	7,437,213
1,067,303	Invesco International Growth Fund Class R6	37,547,726
500,907	Invesco Small Cap Discovery Fund Class R6	5,530,015
823,911	Janus Triton Fund Class N	22,435,089
5,386,864	Northern Emerging Markets Equity Index Fund	60,979,298
1,604,790	Oppenheimer Developing Markets Fund Class A	60,949,938

TOTAL EQUITY MUTUAL FUNDS — 82.45% (Cost $1,227,419,734)		$ 1,338,559,134
Account Balance
FIXED INTEREST CONTRACT
13,662,767 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	13,662,767

TOTAL FIXED INTEREST CONTRACT — 0.84% (Cost $13,662,767)		$ 13,662,767
TOTAL INVESTMENTS — 100.05% (Cost $1,513,920,907)		$ 1,624,345,199
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (742,696)
TOTAL NET ASSETS — 100.00%		$ 1,623,602,503

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
9,179	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 94,268
163,848	Great-West Bond Index Fund Institutional Class(a)	1,600,790
80,499	Great-West Core Bond Fund Institutional Class(a)	788,089
69,947	Great-West Loomis Sayles Bond Fund Institutional Class(a)	673,590
61,605	Great-West Putnam High Yield Bond Institutional Class(a)	596,947
5,195	Great-West Short Duration Bond Fund Institutional Class(a)	51,428
34,710	Great-West Templeton Global Bond Fund Institutional Class(a)	321,419
55,079	Oppenheimer International Bond Fund Class I	322,762
8,633	PIMCO Real Return Fund Institutional Class	94,448

TOTAL BOND MUTUAL FUNDS — 10.61% (Cost $4,545,070)		$ 4,543,741
EQUITY MUTUAL FUNDS
28,940	AllianzGI NFJ Small-Cap Value Fund Class R6	774,157
20,018	American Century Real Estate Fund Class R6	573,113
40,938	DFA International Real Estate Securities Portfolio Institutional Class	204,691
27,727	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	305,002
116,741	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	1,217,612
489,844	Great-West International Index Fund Institutional Class(a)	4,854,354
81,265	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	773,647
111,468	Great-West MFS International Growth Fund Institutional Class(a)	1,091,274
240,362	Great-West MFS International Value Fund Institutional Class(a)	2,670,422
280,582	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	2,898,415
Shares		Fair Value
Equity Mutual Funds — (continued)
178,878	Great-West Putnam Equity Income Fund Institutional Class(a)	$1,774,467
62,263	Great-West Real Estate Index Fund Institutional Class(a)	573,439
608,675	Great-West S&P 500® Index Fund Institutional Class(a)	6,439,784
275,629	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	2,764,563
236,599	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,373,088
193,493	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	1,776,264
133,642	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	1,242,866
15,863	Invesco Global Real Estate Fund Class R6	205,419
31,044	Invesco International Growth Fund Class R6	1,092,135
15,143	Invesco Small Cap Discovery Fund Class R6	167,175
24,398	Janus Triton Fund Class N	664,362
165,439	Northern Emerging Markets Equity Index Fund	1,872,764
49,306	Oppenheimer Developing Markets Fund Class A	1,872,634

TOTAL EQUITY MUTUAL FUNDS — 89.15% (Cost $36,110,587)		$ 38,181,647
Account Balance
FIXED INTEREST CONTRACT
119,942 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	119,942

TOTAL FIXED INTEREST CONTRACT — 0.28% (Cost $119,942)		$ 119,942
TOTAL INVESTMENTS — 100.04% (Cost $40,775,599)		$ 42,845,330
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (15,671)
TOTAL NET ASSETS — 100.00%		$ 42,829,659

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
26,748	American Century Short Duration Inflation Protection Bond Fund Class R2	$ 274,706
2,786,911	Great-West Bond Index Fund Institutional Class(a)	27,228,118
1,370,672	Great-West Core Bond Fund Institutional Class(a)	13,418,882
1,187,517	Great-West Loomis Sayles Bond Fund Institutional Class(a)	11,435,786
1,030,014	Great-West Putnam High Yield Bond Institutional Class(a)	9,980,834
9,233	Great-West Short Duration Bond Fund Institutional Class(a)	91,410
581,460	Great-West Templeton Global Bond Fund Institutional Class(a)	5,384,317
924,620	Oppenheimer International Bond Fund Class I	5,418,277
25,059	PIMCO Real Return Fund Institutional Class	274,143

TOTAL BOND MUTUAL FUNDS — 8.06% (Cost $73,745,580)		$ 73,506,473
EQUITY MUTUAL FUNDS
656,763	AllianzGI NFJ Small-Cap Value Fund Class R6	17,568,402
430,523	American Century Real Estate Fund Class R6	12,325,862
920,354	DFA International Real Estate Securities Portfolio Institutional Class	4,601,772
593,206	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	6,525,267
2,483,594	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	25,903,885
10,989,542	Great-West International Index Fund Institutional Class(a)	108,906,364
1,842,678	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	17,542,294
2,495,322	Great-West MFS International Growth Fund Institutional Class(a)	24,429,201
5,360,689	Great-West MFS International Value Fund Institutional Class(a)	59,557,251
5,937,318	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	61,332,500
Shares		Fair Value
Equity Mutual Funds — (continued)
3,797,573	Great-West Putnam Equity Income Fund Institutional Class(a)	$37,671,922
1,338,922	Great-West Real Estate Index Fund Institutional Class(a)	12,331,472
12,930,032	Great-West S&P 500® Index Fund Institutional Class(a)	136,799,739
5,875,558	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	58,931,842
5,386,477	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	54,026,363
4,117,736	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	37,800,817
2,852,234	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	26,525,774
357,316	Invesco Global Real Estate Fund Class R6	4,627,247
696,407	Invesco International Growth Fund Class R6	24,499,617
339,880	Invesco Small Cap Discovery Fund Class R6	3,752,278
554,100	Janus Triton Fund Class N	15,088,157
3,904,315	Northern Emerging Markets Equity Index Fund	44,196,844
1,162,899	Oppenheimer Developing Markets Fund Class A	44,166,899

TOTAL EQUITY MUTUAL FUNDS — 91.96% (Cost $774,167,684)		$839,111,769
Account Balance
FIXED INTEREST CONTRACT
274,115 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	274,115

TOTAL FIXED INTEREST CONTRACT — 0.03% (Cost $274,115)		$ 274,115
TOTAL INVESTMENTS — 100.05% (Cost $848,187,379)		$912,892,357
OTHER ASSETS & LIABILITIES, NET — (0.05)%		$ (416,791)
TOTAL NET ASSETS — 100.00%		$912,475,566

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2017.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
53,850	Great-West Bond Index Fund Institutional Class(a)	$ 526,117
26,381	Great-West Core Bond Fund Institutional Class(a)	258,265
22,834	Great-West Loomis Sayles Bond Fund Institutional Class(a)	219,893
19,716	Great-West Putnam High Yield Bond Institutional Class(a)	191,047
11,660	Great-West Templeton Global Bond Fund Institutional Class(a)	107,968
18,483	Oppenheimer International Bond Fund Class I	108,312

TOTAL BOND MUTUAL FUNDS — 7.32% (Cost $1,410,574)		$ 1,411,602
EQUITY MUTUAL FUNDS
14,296	AllianzGI NFJ Small-Cap Value Fund Class R6	382,406
9,221	American Century Real Estate Fund Class R6	263,989
20,789	DFA International Real Estate Securities Portfolio Institutional Class	103,948
12,096	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	133,051
51,008	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	532,018
238,024	Great-West International Index Fund Institutional Class(a)	2,358,816
40,167	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	382,392
54,117	Great-West MFS International Growth Fund Institutional Class(a)	529,805
116,731	Great-West MFS International Value Fund Institutional Class(a)	1,296,880
122,752	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	1,268,031
Shares		Fair Value
Equity Mutual Funds — (continued)
78,117	Great-West Putnam Equity Income Fund Institutional Class(a)	$ 774,925
28,664	Great-West Real Estate Index Fund Institutional Class(a)	263,998
266,527	Great-West S&P 500® Index Fund Institutional Class(a)	2,819,854
120,523	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,208,849
117,290	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,176,421
84,444	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	775,194
58,446	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	543,546
8,036	Invesco Global Real Estate Fund Class R6	104,062
15,065	Invesco International Growth Fund Class R6	529,993
7,509	Invesco Small Cap Discovery Fund Class R6	82,896
12,105	Janus Triton Fund Class N	329,609
88,536	Northern Emerging Markets Equity Index Fund	1,002,231
26,387	Oppenheimer Developing Markets Fund Class A	1,002,187

TOTAL EQUITY MUTUAL FUNDS — 92.71% (Cost $17,067,233)		$ 17,865,101
TOTAL INVESTMENTS — 100.03% (Cost $18,477,807)		$ 19,276,703
OTHER ASSETS & LIABILITIES, NET — (0.03)%		$ (6,460)
TOTAL NET ASSETS — 100.00%		$ 19,270,243

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Schedule of Investments
As of June 30, 2017 (Unaudited)
Shares		Fair Value
BOND MUTUAL FUNDS
883,766	Great-West Bond Index Fund Institutional Class(a)	$ 8,634,393
432,635	Great-West Core Bond Fund Institutional Class(a)	4,235,492
374,304	Great-West Loomis Sayles Bond Fund Institutional Class(a)	3,604,550
323,931	Great-West Putnam High Yield Bond Institutional Class(a)	3,138,888
205,308	Great-West Templeton Global Bond Fund Institutional Class(a)	1,901,155
325,787	Oppenheimer International Bond Fund Class I	1,909,113

TOTAL BOND MUTUAL FUNDS — 7.03% (Cost $23,435,099)		$ 23,423,591
EQUITY MUTUAL FUNDS
254,817	AllianzGI NFJ Small-Cap Value Fund Class R6	6,816,360
159,867	American Century Real Estate Fund Class R6	4,576,990
377,684	DFA International Real Estate Securities Portfolio Institutional Class	1,888,423
203,415	Great-West Ariel Mid Cap Value Fund Institutional Class(a)	2,237,567
854,042	Great-West Goldman Sachs Mid Cap Value Fund Institutional Class(a)	8,907,654
4,200,173	Great-West International Index Fund Institutional Class(a)	41,623,715
715,817	Great-West Loomis Sayles Small Cap Value Fund Institutional Class(a)	6,814,572
957,011	Great-West MFS International Growth Fund Institutional Class(a)	9,369,134
2,052,027	Great-West MFS International Value Fund Institutional Class(a)	22,798,022
2,045,739	Great-West Multi-Manager Large Cap Growth Fund Institutional Class(a)	21,132,484
Shares		Fair Value
Equity Mutual Funds — (continued)
1,307,979	Great-West Putnam Equity Income Fund Institutional Class(a)	$12,975,154
497,986	Great-West Real Estate Index Fund Institutional Class(a)	4,586,447
4,462,993	Great-West S&P 500® Index Fund Institutional Class(a)	47,218,468
2,019,180	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	20,252,375
2,090,557	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	20,968,288
1,414,226	Great-West T. Rowe Price Equity Income Fund Institutional Class(a)	12,982,598
979,079	Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class(a)	9,105,435
146,284	Invesco Global Real Estate Fund Class R6	1,894,383
266,481	Invesco International Growth Fund Class R6	9,374,795
132,965	Invesco Small Cap Discovery Fund Class R6	1,467,935
215,580	Janus Triton Fund Class N	5,870,237
1,639,123	Northern Emerging Markets Equity Index Fund	18,554,871
488,360	Oppenheimer Developing Markets Fund Class A	18,547,920

TOTAL EQUITY MUTUAL FUNDS — 93.01% (Cost $287,293,352)		$309,963,827
TOTAL INVESTMENTS — 100.04% (Cost $310,728,451)		$333,387,418
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (148,699)
TOTAL NET ASSETS — 100.00%		$333,238,719

(a)	Issuer is considered an affiliate of the Fund.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$785,418,844	$47,000,642	$1,487,642,054
Investments at fair value, unaffiliated(b)	222,052,150	11,828,969	339,077,025
Subscriptions receivable	478,572	1,162,373	1,895,745
Receivable for investments sold	1,972,119	-	3,458,259
Total Assets	1,009,921,685	59,991,984	1,832,073,083
LIABILITIES:
Payable for investments purchased	109,759	1,162,373	-
Payable for distribution fees	101,471	3,999	151,453
Payable for shareholder services fees	285,941	9,830	514,066
Payable to investment adviser	75,907	4,333	157,183
Redemptions payable	2,340,932	-	5,354,004
Total Liabilities	2,914,010	1,180,535	6,176,706
NET ASSETS	$1,007,007,675	$58,811,449	$1,825,896,377
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,858,914	$540,876	$12,943,133
Paid-in capital in excess of par	964,849,583	56,544,932	1,699,608,931
Net unrealized appreciation	37,400,576	1,261,362	89,666,831
Overdistributed net investment income	(2,011)	(34)	(51,007)
Accumulated net realized gain (loss)	(3,099,387)	464,313	23,728,489
NET ASSETS	$1,007,007,675	$58,811,449	$1,825,896,377
NET ASSETS BY CLASS
Investor Class	$104,693,145	$4,700,744	$201,780,471
Service Class	$650,116,758	$18,163,281	$1,397,111,139
Class L	$230,242,081	$15,406,044	$173,384,254
Institutional Class	$21,955,691	$20,541,380	$53,620,513
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	135,000,000	35,000,000	225,000,000
Class L	45,000,000	5,000,000	30,000,000
Institutional Class	10,000,000	5,000,000	15,000,000
Issued and Outstanding
Investor Class	7,516,408	432,352	13,544,226
Service Class	46,999,352	1,670,839	94,284,507
Class L	21,892,521	1,417,230	16,235,125
Institutional Class	2,180,859	1,888,336	5,367,476
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.93	$10.87	$14.90
Service Class	$13.83	$10.87	$14.82
Class L	$10.52	$10.87	$10.68
Institutional Class	$10.07	$10.88	$9.99
(a) Cost of investments, affiliated	$755,963,929	$46,020,648	$1,416,328,814
(b) Cost of investments, unaffiliated	$214,106,489	$11,547,601	$320,723,434
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$48,313,774	$1,334,542,355	$34,907,402
Investments at fair value, unaffiliated(b)	10,421,137	289,802,844	7,937,928
Subscriptions receivable	549,775	1,964,381	384,413
Receivable for investments sold	-	1,337,345	101,814
Total Assets	59,284,686	1,627,646,925	43,331,557
LIABILITIES:
Payable for investments purchased	539,775	785,446	339,645
Payable for distribution fees	3,962	134,956	2,412
Payable for shareholder services fees	10,506	457,618	9,353
Payable to investment adviser	4,945	150,122	3,906
Redemptions payable	10,000	2,516,280	146,582
Total Liabilities	569,188	4,044,422	501,898
NET ASSETS	$58,715,498	$1,623,602,503	$42,829,659
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$524,068	$11,479,197	$374,416
Paid-in capital in excess of par	55,884,217	1,462,598,278	39,546,802
Net unrealized appreciation	1,816,712	110,424,292	2,069,731
Overdistributed net investment income	(1,705)	(84,941)	(1,976)
Accumulated net realized gain	492,206	39,185,677	840,686
NET ASSETS	$58,715,498	$1,623,602,503	$42,829,659
NET ASSETS BY CLASS
Investor Class	$5,204,389	$181,147,906	$12,170,467
Service Class	$21,053,919	$1,244,782,418	$14,453,742
Class L	$13,251,714	$155,820,546	$6,620,969
Institutional Class	$19,205,476	$41,851,633	$9,584,481
CAPITAL STOCK:
Authorized
Investor Class	35,000,000	70,000,000	35,000,000
Service Class	35,000,000	200,000,000	35,000,000
Class L	5,000,000	28,000,000	5,000,000
Institutional Class	5,000,000	10,000,000	5,000,000
Issued and Outstanding
Investor Class	464,405	12,110,203	1,063,188
Service Class	1,879,967	84,374,549	1,265,149
Class L	1,183,421	14,204,819	578,949
Institutional Class	1,712,882	4,102,398	836,872
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.21	$14.96	$11.45
Service Class	$11.20	$14.75	$11.42
Class L	$11.20	$10.97	$11.44
Institutional Class	$11.21	$10.20	$11.45
(a) Cost of investments, affiliated	$46,955,592	$1,244,888,329	$33,358,950
(b) Cost of investments, unaffiliated	$9,962,607	$269,032,578	$7,416,649
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2017 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$736,098,153	$15,367,070	$262,486,391
Investments at fair value, unaffiliated(b)	176,794,204	3,909,633	70,901,027
Subscriptions receivable	1,512,850	106,796	898,973
Receivable for investments sold	111,077	69,334	1,338,730
Total Assets	914,516,284	19,452,833	335,625,121
LIABILITIES:
Payable for investments purchased	357,790	70,926	190,446
Payable for distribution fees	74,992	1,332	24,125
Payable for shareholder services fees	256,467	3,416	93,633
Payable to investment adviser	85,332	1,712	30,941
Redemptions payable	1,266,137	105,204	2,047,257
Total Liabilities	2,040,718	182,590	2,386,402
NET ASSETS	$912,475,566	$19,270,243	$333,238,719
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,515,699	$166,733	$1,999,950
Paid-in capital in excess of par	818,873,635	18,116,561	303,021,948
Net unrealized appreciation	64,704,978	798,896	22,658,967
Overdistributed net investment income	(55,032)	(914)	(19,701)
Accumulated net realized gain	22,436,286	188,967	5,577,555
NET ASSETS	$912,475,566	$19,270,243	$333,238,719
NET ASSETS BY CLASS
Investor Class	$97,943,041	$1,702,862	$46,564,410
Service Class	$710,297,810	$6,496,604	$267,443,372
Class L	$79,392,958	$4,418,583	$9,943,750
Institutional Class	$24,841,757	$6,652,194	$9,287,187
CAPITAL STOCK:
Authorized
Investor Class	70,000,000	5,000,000	70,000,000
Service Class	110,000,000	35,000,000	70,000,000
Class L	28,000,000	5,000,000	28,000,000
Institutional Class	10,000,000	5,000,000	10,000,000
Issued and Outstanding
Investor Class	6,556,517	147,394	2,638,199
Service Class	49,093,835	562,352	15,558,738
Class L	7,112,904	382,665	895,739
Institutional Class	2,393,736	574,920	906,823
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$14.94	$11.55	$17.65
Service Class	$14.47	$11.55	$17.19
Class L	$11.16	$11.55	$11.10
Institutional Class	$10.38	$11.57	$10.24
(a) Cost of investments, affiliated	$684,987,949	$14,796,512	$245,973,653
(b) Cost of investments, unaffiliated	$163,199,430	$3,681,295	$64,754,798
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Lifetime 2015 Fund	Great-West Lifetime 2020 Fund	Great-West Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$558,641	$15,509	$472,856
Dividends, affiliated	7,329,833	392,373	13,140,854
Dividends, unaffiliated	1,873,532	63,840	2,050,451
Total Income	9,762,006	471,722	15,664,161
EXPENSES:
Management fees	599,439	22,805	1,063,602
Shareholder services fees – Investor Class	183,683	6,172	343,240
Shareholder services fees – Service Class	1,158,125	24,777	2,412,817
Shareholder services fees – Class L	371,904	5,790	268,172
Distribution fees – Service Class	332,732	7,129	697,030
Distribution fees – Class L	267,196	4,232	192,699
Total Expenses	2,913,079	70,905	4,977,560
Less amount waived by distributor - Class L	-	6	-
Less amount waived for management fees	139,848	4,064	137,621
Net Expenses	2,773,231	66,835	4,839,939
NET INVESTMENT INCOME	6,988,775	404,887	10,824,222
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	1,767,625	190,062	10,650,203
Net realized gain (loss) on investments, unaffiliated	(711,964)	19,699	(1,303,905)
Net Realized Gain	1,055,661	209,761	9,346,298
Net change in unrealized appreciation on investments	47,827,455	1,520,832	104,411,167
Net Realized and Unrealized Gain	48,883,116	1,730,593	113,757,465
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$55,871,891	$2,135,480	$124,581,687
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Lifetime 2030 Fund	Great-West Lifetime 2035 Fund	Great-West Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$5,260	$97,604	$622
Dividends, affiliated	365,118	9,802,405	228,435
Dividends, unaffiliated	30,446	733,028	9,050
Total Income	400,824	10,633,037	238,107
EXPENSES:
Management fees	21,979	933,654	17,997
Shareholder services fees – Investor Class	7,723	306,703	20,221
Shareholder services fees – Service Class	25,454	2,120,263	16,482
Shareholder services fees – Class L	5,022	236,086	2,534
Distribution fees – Service Class	7,329	612,500	4,751
Distribution fees – Class L	3,660	170,436	1,841
Total Expenses	71,167	4,379,642	63,826
Less amount waived by distributor - Class L	6	-	6
Less amount waived for management fees	1,941	60,844	993
Net Expenses	69,220	4,318,798	62,827
NET INVESTMENT INCOME	331,604	6,314,239	175,280
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	151,546	13,410,667	296,065
Net realized gain (loss) on investments, unaffiliated	30,496	(903,631)	107,915
Net Realized Gain	182,042	12,507,036	403,980
Net change in unrealized appreciation on investments	2,070,705	118,402,585	2,052,819
Net Realized and Unrealized Gain	2,252,747	130,909,621	2,456,799
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,584,351	$137,223,860	$2,632,079
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2017 (Unaudited)
	Great-West Lifetime 2045 Fund	Great-West Lifetime 2050 Fund	Great-West Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$1,942	$-	$-
Dividends, affiliated	4,744,307	94,303	1,632,067
Dividends, unaffiliated	188,116	2,556	65,990
Total Income	4,934,365	96,859	1,698,057
EXPENSES:
Management fees	520,315	7,082	186,383
Shareholder services fees – Investor Class	165,034	2,659	74,334
Shareholder services fees – Service Class	1,200,081	7,542	443,713
Shareholder services fees – Class L	120,207	1,718	14,913
Distribution fees – Service Class	346,668	2,172	128,185
Distribution fees – Class L	86,792	1,247	10,769
Total Expenses	2,439,097	22,420	858,297
Less amount waived by distributor - Class L	-	6	-
Less amount waived for management fees	27,809	396	11,256
Net Expenses	2,411,288	22,018	847,041
NET INVESTMENT INCOME	2,523,077	74,841	851,016
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	7,260,232	53,762	1,560,287
Net realized gain (loss) on investments, unaffiliated	(707,639)	17,615	(622,069)
Net Realized Gain	6,552,593	71,377	938,218
Net change in unrealized appreciation on investments	74,875,152	884,781	28,780,217
Net Realized and Unrealized Gain	81,427,745	956,158	29,718,435
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$83,950,822	$1,030,999	$30,569,451
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2015 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$6,988,775	$17,616,739
Net realized gain	1,055,661	19,544,984
Net change in unrealized appreciation	47,827,455	3,116,503
Net Increase in Net Assets Resulting from Operations	55,871,891	40,278,226
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(702,297)	(2,064,020)
Service Class	(4,054,456)	(12,650,832)
Class L	(1,979,417)	(4,137,710)
Institutional Class	(254,616)	(304,183)
From net investment income	(6,990,786)	(19,156,745)
From net realized gains
Investor Class	-	(939,136)
Service Class	-	(6,003,646)
Class L	-	(1,754,304)
Institutional Class	-	(130,780)
From net realized gains	0	(8,827,866)
Total Distributions	(6,990,786)	(27,984,611)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,163,799	14,114,464
Service Class	50,956,714	102,059,318
Class L	60,443,913	93,695,365
Institutional Class	13,667,066	8,063,183
Shares issued in reinvestment of distributions
Investor Class	702,297	3,003,156
Service Class	4,054,456	18,654,478
Class L	1,979,417	5,892,014
Institutional Class	254,616	434,963
Shares issued in connection with fund reorganization
Investor Class	N/A	108,182,050
Service Class	N/A	714,861,417
Class L	N/A	123,976,498
Institutional Class	N/A	24,067,605
Shares redeemed
Investor Class	(15,728,185)	(22,064,161)
Service Class	(121,746,469)	(214,493,043)
Class L	(29,522,036)	(35,688,576)
Institutional Class	(4,875,427)	(20,466,823)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(33,649,839)	924,291,908
Total Increase in Net Assets	15,231,266	936,585,523
NET ASSETS:
Beginning of Period	991,776,409	55,190,886
End of Period(a)	$1,007,007,675	$991,776,409
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2015 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	451,192	1,051,632
Service Class	3,750,694	7,667,352
Class L	5,840,372	9,232,586
Institutional Class	1,392,188	819,828
Shares issued in reinvestment of distributions
Investor Class	50,416	228,364
Service Class	292,952	1,428,829
Class L	188,157	590,107
Institutional Class	25,285	45,366
Shares issued in connection with fund reorganization
Investor Class	N/A	8,266,191
Service Class	N/A	55,016,995
Class L	N/A	12,397,597
Institutional Class	N/A	2,505,421
Shares redeemed
Investor Class	(1,151,378)	(1,659,241)
Service Class	(8,962,562)	(16,286,967)
Class L	(2,840,704)	(3,515,594)
Institutional Class	(491,604)	(2,116,663)
Net Increase (Decrease)	(1,454,992)	75,671,803
(a) Including overdistributed net investment income:	$(2,011)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2020 Fund	2017 (Unaudited)	2016 (a)
OPERATIONS:
Net investment income	$404,887	$178,230
Net realized gain	209,761	285,946
Net change in unrealized appreciation (depreciation)	1,520,832	(259,470)
Net Increase in Net Assets Resulting from Operations	2,135,480	204,706
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(31,484)	(45,005)
Service Class	(114,294)	(115,489)
Class L	(103,361)	(172)
Institutional Class	(155,782)	(33,351)
From net investment income	(404,921)	(194,017)
From net realized gains
Investor Class	-	(3,089)
Service Class	-	(9,897)
Class L	-	(11)
Institutional Class	-	(2,610)
From net realized gains	0	(15,607)
Total Distributions	(404,921)	(209,624)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,706,160	3,388,509
Service Class	13,001,218	11,484,370
Class L	16,761,372	10,000
Institutional Class	23,292,575	2,582,268
Shares issued in reinvestment of distributions
Investor Class	31,484	48,094
Service Class	114,294	125,386
Class L	103,361	183
Institutional Class	155,782	35,961
Shares redeemed
Investor Class	(229,869)	(456,120)
Service Class	(5,528,330)	(1,746,188)
Class L	(1,469,729)	-
Institutional Class	(6,299,659)	(25,314)
Net Increase in Net Assets Resulting from Capital Share Transactions	41,638,659	15,447,149
Total Increase in Net Assets	43,369,218	15,442,231
NET ASSETS:
Beginning of Period	15,442,231	0
End of Period(b)	$58,811,449	$15,442,231
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2020 Fund	2017 (Unaudited)	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	157,556	333,157
Service Class	1,222,504	1,116,073
Class L	1,541,448	1,000
Institutional Class	2,216,101	247,660
Shares issued in reinvestment of distributions
Investor Class	2,894	4,724
Service Class	10,514	12,198
Class L	9,509	18
Institutional Class	14,318	3,495
Shares redeemed
Investor Class	(21,454)	(44,525)
Service Class	(521,198)	(169,252)
Class L	(134,745)	-
Institutional Class	(590,813)	(2,425)
Net Increase	3,906,634	1,502,123
(a) Fund commenced operations on April 28, 2016.
(b) Including overdistributed net investment income:	$(34)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2025 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$10,824,222	$31,443,920
Net realized gain	9,346,298	54,922,885
Net change in unrealized appreciation (depreciation)	104,411,167	(1,672,214)
Net Increase in Net Assets Resulting from Operations	124,581,687	84,694,591
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,198,823)	(3,679,178)
Service Class	(7,649,682)	(24,938,956)
Class L	(1,414,295)	(3,209,511)
Institutional Class	(612,429)	(625,047)
From net investment income	(10,875,229)	(32,452,692)
From net realized gains
Investor Class	-	(2,416,173)
Service Class	-	(17,103,694)
Class L	-	(1,915,466)
Institutional Class	-	(403,718)
From net realized gains	0	(21,839,051)
Total Distributions	(10,875,229)	(54,291,743)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	21,498,825	28,787,186
Service Class	126,023,027	213,704,282
Class L	50,870,079	58,814,569
Institutional Class	31,468,600	21,862,061
Shares issued in reinvestment of distributions
Investor Class	1,198,823	6,095,351
Service Class	7,649,682	42,042,650
Class L	1,414,295	5,124,977
Institutional Class	612,429	1,028,765
Shares issued in connection with fund reorganization
Investor Class	N/A	178,809,789
Service Class	N/A	1,352,953,758
Class L	N/A	95,969,903
Institutional Class	N/A	30,166,189
Shares redeemed
Investor Class	(30,314,028)	(31,972,527)
Service Class	(210,804,837)	(336,999,518)
Class L	(21,385,029)	(26,449,853)
Institutional Class	(5,708,651)	(27,880,191)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(27,476,785)	1,612,057,391
Total Increase in Net Assets	86,229,673	1,642,460,239
NET ASSETS:
Beginning of Period	1,739,666,704	97,206,465
End of Period(a)	$1,825,896,377	$1,739,666,704
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2025 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,477,641	2,057,758
Service Class	8,715,197	15,379,620
Class L	4,855,035	5,782,664
Institutional Class	3,243,693	2,265,104
Shares issued in reinvestment of distributions
Investor Class	80,458	439,912
Service Class	516,173	3,051,416
Class L	132,425	512,811
Institutional Class	61,304	109,559
Shares issued in connection with fund reorganization
Investor Class	N/A	13,013,464
Service Class	N/A	99,011,453
Class L	N/A	9,597,001
Institutional Class	N/A	3,203,815
Shares redeemed
Investor Class	(2,087,639)	(2,280,001)
Service Class	(14,575,945)	(24,295,345)
Class L	(2,039,891)	(2,604,920)
Institutional Class	(580,166)	(2,936,884)
Net Increase (Decrease)	(201,715)	122,307,427
(a) Including overdistributed net investment income:	$(51,007)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2030 Fund	2017 (Unaudited)	2016 (a)
OPERATIONS:
Net investment income	$331,604	$196,812
Net realized gain	182,042	343,147
Net change in unrealized appreciation (depreciation)	2,070,705	(253,993)
Net Increase in Net Assets Resulting from Operations	2,584,351	285,966
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(26,257)	(64,082)
Service Class	(107,760)	(111,923)
Class L	(76,400)	(176)
Institutional Class	(122,892)	(35,832)
From net investment income	(333,309)	(212,013)
From net realized gains
Investor Class	-	(4,524)
Service Class	-	(10,170)
Class L	-	(13)
Institutional Class	-	(3,075)
From net realized gains	0	(17,782)
Total Distributions	(333,309)	(229,795)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,376,183	4,126,187
Service Class	13,843,866	9,109,614
Class L	15,025,390	10,000
Institutional Class	18,986,080	2,609,144
Shares issued in reinvestment of distributions
Investor Class	26,257	68,606
Service Class	107,760	122,093
Class L	76,400	189
Institutional Class	122,892	38,907
Shares redeemed
Investor Class	(327,093)	(499,603)
Service Class	(2,445,815)	(619,315)
Class L	(1,896,966)	-
Institutional Class	(3,449,629)	(2,862)
Net Increase in Net Assets Resulting from Capital Share Transactions	41,445,325	14,962,960
Total Increase in Net Assets	43,696,367	15,019,131
NET ASSETS:
Beginning of Period	15,019,131	0
End of Period(b)	$58,715,498	$15,019,131
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2030 Fund	2017 (Unaudited)	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	125,618	408,497
Service Class	1,267,619	874,556
Class L	1,345,011	1,001
Institutional Class	1,769,541	246,921
Shares issued in reinvestment of distributions
Investor Class	2,344	6,706
Service Class	9,621	11,740
Class L	6,828	18
Institutional Class	10,963	3,738
Shares redeemed
Investor Class	(30,018)	(48,742)
Service Class	(223,928)	(59,641)
Class L	(169,437)	-
Institutional Class	(318,006)	(275)
Net Increase	3,796,156	1,444,519
(a) Fund commenced operations on April 28, 2016.
(b) Including overdistributed net investment income:	$(1,705)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2035 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$6,314,239	$26,049,764
Net realized gain	12,507,036	60,929,756
Net change in unrealized appreciation (depreciation)	118,402,585	(598,706)
Net Increase in Net Assets Resulting from Operations	137,223,860	86,380,814
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(726,928)	(3,029,773)
Service Class	(4,482,615)	(20,051,901)
Class L	(835,312)	(2,486,128)
Institutional Class	(354,325)	(532,725)
From net investment income	(6,399,180)	(26,100,527)
From net realized gains
Investor Class	-	(2,879,691)
Service Class	-	(19,910,316)
Class L	-	(2,209,264)
Institutional Class	-	(476,237)
From net realized gains	0	(25,475,508)
Total Distributions	(6,399,180)	(51,576,035)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	17,637,154	26,635,019
Service Class	135,435,670	203,982,028
Class L	49,726,069	54,786,276
Institutional Class	21,908,112	16,831,768
Shares issued in reinvestment of distributions
Investor Class	726,928	5,909,464
Service Class	4,482,615	39,962,217
Class L	835,312	4,695,392
Institutional Class	354,325	1,008,962
Shares issued in connection with fund reorganization
Investor Class	N/A	157,057,578
Service Class	N/A	1,143,841,207
Class L	N/A	80,298,836
Institutional Class	N/A	17,926,658
Shares redeemed
Investor Class	(27,290,708)	(25,900,575)
Service Class	(188,311,421)	(297,080,395)
Class L	(21,258,256)	(24,508,039)
Institutional Class	(4,725,178)	(13,781,458)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(10,479,378)	1,391,664,938
Total Increase in Net Assets	120,345,302	1,426,469,717
NET ASSETS:
Beginning of Period	1,503,257,201	76,787,484
End of Period(a)	$1,623,602,503	$1,503,257,201
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2035 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,222,181	1,953,050
Service Class	9,493,940	15,167,952
Class L	4,665,944	5,364,075
Institutional Class	2,233,198	1,741,158
Shares issued in reinvestment of distributions
Investor Class	48,624	433,187
Service Class	304,112	2,971,019
Class L	76,215	466,946
Institutional Class	34,738	107,438
Shares issued in connection with fund reorganization
Investor Class	N/A	11,679,121
Service Class	N/A	86,214,181
Class L	N/A	8,029,872
Institutional Class	N/A	1,915,569
Shares redeemed
Investor Class	(1,893,730)	(1,878,687)
Service Class	(13,184,296)	(22,000,188)
Class L	(1,993,071)	(2,405,162)
Institutional Class	(475,051)	(1,455,702)
Net Increase	532,804	108,303,829
(a) Including overdistributed net investment income:	$(84,941)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2040 Fund	2017 (Unaudited)	2016 (a)
OPERATIONS:
Net investment income	$175,280	$275,497
Net realized gain	403,980	544,750
Net change in unrealized appreciation	2,052,819	16,912
Net Increase in Net Assets Resulting from Operations	2,632,079	837,159
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(42,103)	(219,596)
Service Class	(56,021)	(76,390)
Class L	(29,926)	(206)
Institutional Class	(49,206)	(31,143)
From net investment income	(177,256)	(327,335)
From net realized gains
Investor Class	-	(35,083)
Service Class	-	(15,199)
Class L	-	(35)
Institutional Class	-	(5,889)
From net realized gains	0	(56,206)
Total Distributions	(177,256)	(383,541)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	1,503,586	13,862,507
Service Class	11,843,791	4,987,412
Class L	8,281,461	10,000
Institutional Class	8,016,397	1,828,728
Shares issued in reinvestment of distributions
Investor Class	42,103	254,679
Service Class	56,021	91,589
Class L	29,926	241
Institutional Class	49,206	37,032
Shares redeemed
Investor Class	(1,185,081)	(3,837,710)
Service Class	(2,850,319)	(434,217)
Class L	(1,750,055)	-
Institutional Class	(910,589)	(5,490)
Net Increase in Net Assets Resulting from Capital Share Transactions	23,126,447	16,794,771
Total Increase in Net Assets	25,581,270	17,248,389
NET ASSETS:
Beginning of Period	17,248,389	0
End of Period(b)	$42,829,659	$17,248,389
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2040 Fund	2017 (Unaudited)	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	136,537	1,384,480
Service Class	1,070,166	477,614
Class L	728,401	1,000
Institutional Class	740,568	171,106
Shares issued in reinvestment of distributions
Investor Class	3,680	24,740
Service Class	4,906	8,765
Class L	2,618	23
Institutional Class	4,301	3,537
Shares redeemed
Investor Class	(107,441)	(378,808)
Service Class	(254,911)	(41,391)
Class L	(153,093)	-
Institutional Class	(82,128)	(512)
Net Increase	2,093,604	1,650,554
(a) Fund commenced operations on April 28, 2016.
(b) Including overdistributed net investment income:	$(1,976)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2045 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$2,523,077	$13,894,033
Net realized gain	6,552,593	33,288,784
Net change in unrealized appreciation	74,875,152	3,310,960
Net Increase in Net Assets Resulting from Operations	83,950,822	50,493,777
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(283,130)	(1,562,355)
Service Class	(1,830,849)	(10,903,364)
Class L	(296,150)	(1,182,974)
Institutional Class	(167,980)	(266,485)
From net investment income	(2,578,109)	(13,915,178)
From net realized gains
Investor Class	-	(1,415,503)
Service Class	-	(10,311,552)
Class L	-	(997,222)
Institutional Class	-	(220,389)
From net realized gains	0	(12,944,666)
Total Distributions	(2,578,109)	(26,859,844)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	11,701,222	19,437,142
Service Class	95,968,782	146,835,255
Class L	28,765,133	32,310,723
Institutional Class	13,473,169	9,803,688
Shares issued in reinvestment of distributions
Investor Class	283,130	2,977,858
Service Class	1,830,849	21,214,916
Class L	296,150	2,180,196
Institutional Class	167,980	486,874
Shares issued in connection with fund reorganization
Investor Class	N/A	83,346,845
Service Class	N/A	618,809,278
Class L	N/A	38,529,409
Institutional Class	N/A	9,152,068
Shares redeemed
Investor Class	(18,069,712)	(15,335,891)
Service Class	(123,308,385)	(172,846,205)
Class L	(14,475,222)	(15,028,520)
Institutional Class	(1,650,435)	(8,084,952)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(5,017,339)	773,788,684
Total Increase in Net Assets	76,355,374	797,422,617
NET ASSETS:
Beginning of Period	836,120,192	38,697,575
End of Period(a)	$912,475,566	$836,120,192
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2045 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	814,276	1,447,793
Service Class	6,881,945	11,304,081
Class L	2,666,643	3,168,281
Institutional Class	1,348,651	1,013,655
Shares issued in reinvestment of distributions
Investor Class	18,964	220,912
Service Class	126,615	1,625,170
Class L	26,560	215,289
Institutional Class	16,199	51,573
Shares issued in connection with fund reorganization
Investor Class	N/A	6,302,013
Service Class	N/A	48,267,443
Class L	N/A	3,852,955
Institutional Class	N/A	978,572
Shares redeemed
Investor Class	(1,266,433)	(1,130,591)
Service Class	(8,848,532)	(13,219,656)
Class L	(1,340,225)	(1,476,599)
Institutional Class	(164,111)	(851,849)
Net Increase	280,552	61,769,042
(a) Including overdistributed net investment income:	$(55,032)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2050 Fund	2017 (Unaudited)	2016 (a)
OPERATIONS:
Net investment income	$74,841	$64,031
Net realized gain	71,377	128,856
Net change in unrealized appreciation (depreciation)	884,781	(85,885)
Net Increase in Net Assets Resulting from Operations	1,030,999	107,002
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(5,087)	(19,266)
Service Class	(21,416)	(36,029)
Class L	(18,857)	(177)
Institutional Class	(30,395)	(13,228)
From net investment income	(75,755)	(68,700)
From net realized gains
Investor Class	-	(1,679)
Service Class	-	(3,657)
Class L	-	(15)
Institutional Class	-	(1,246)
From net realized gains	0	(6,597)
Total Distributions	(75,755)	(75,297)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	574,516	1,274,200
Service Class	4,496,735	2,781,983
Class L	5,221,135	10,000
Institutional Class	5,991,094	935,386
Shares issued in reinvestment of distributions
Investor Class	5,087	20,945
Service Class	21,416	39,686
Class L	18,857	192
Institutional Class	30,395	14,474
Shares redeemed
Investor Class	(215,341)	(136,507)
Service Class	(1,026,865)	(191,294)
Class L	(863,083)	-
Institutional Class	(684,163)	(35,554)
Net Increase in Net Assets Resulting from Capital Share Transactions	13,569,783	4,713,511
Total Increase in Net Assets	14,525,027	4,745,216
NET ASSETS:
Beginning of Period	4,745,216	0
End of Period(b)	$19,270,243	$4,745,216
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2050 Fund	2017 (Unaudited)	2016 (a)
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	51,865	125,335
Service Class	401,786	265,613
Class L	454,805	1,001
Institutional Class	548,164	87,455
Shares issued in reinvestment of distributions
Investor Class	441	2,022
Service Class	1,856	3,773
Class L	1,634	18
Institutional Class	2,629	1,376
Shares redeemed
Investor Class	(19,083)	(13,186)
Service Class	(92,380)	(18,296)
Class L	(74,793)	-
Institutional Class	(61,412)	(3,292)
Net Increase	1,215,512	451,819
(a) Fund commenced operations on April 28, 2016.
(b) Including overdistributed net investment income:	$(914)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2055 Fund	2017 (Unaudited)	2016
OPERATIONS:
Net investment income	$851,016	$4,811,082
Net realized gain	938,218	10,119,456
Net change in unrealized appreciation	28,780,217	2,176,401
Net Increase in Net Assets Resulting from Operations	30,569,451	17,106,939
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(129,595)	(666,317)
Service Class	(623,006)	(3,889,817)
Class L	(45,674)	(183,697)
Institutional Class	(72,442)	(77,959)
From net investment income	(870,717)	(4,817,790)
From net realized gains
Investor Class	-	(521,012)
Service Class	-	(3,175,064)
Class L	-	(129,696)
Institutional Class	-	(55,794)
From net realized gains	0	(3,881,566)
Total Distributions	(870,717)	(8,699,356)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	9,111,935	13,628,499
Service Class	57,040,063	75,405,583
Class L	5,269,103	4,489,153
Institutional Class	6,822,039	3,627,399
Shares issued in reinvestment of distributions
Investor Class	129,595	1,187,329
Service Class	623,006	7,064,881
Class L	45,674	313,393
Institutional Class	72,442	133,753
Shares issued in connection with fund reorganization
Investor Class	N/A	32,557,227
Service Class	N/A	207,266,132
Class L	N/A	5,390,233
Institutional Class	N/A	1,053,900
Shares redeemed
Investor Class	(7,909,892)	(7,649,936)
Service Class	(58,786,353)	(62,828,467)
Class L	(3,511,233)	(2,851,894)
Institutional Class	(889,314)	(2,005,372)
Net Increase in Net Assets Resulting from Capital Share Transactions	8,017,065	276,781,813
Total Increase in Net Assets	37,715,799	285,189,396
NET ASSETS:
Beginning of Period	295,522,920	10,333,524
End of Period(a)	$333,238,719	$295,522,920
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2017 and fiscal year ended December 31, 2016
Great-West Lifetime 2055 Fund	2017 (Unaudited)	2016
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	534,944	859,940
Service Class	3,443,812	4,895,639
Class L	491,191	439,386
Institutional Class	688,793	380,432
Shares issued in reinvestment of distributions
Investor Class	7,347	74,672
Service Class	36,263	456,403
Class L	4,119	31,166
Institutional Class	7,081	14,356
Shares issued in connection with fund reorganization
Investor Class	N/A	2,089,833
Service Class	N/A	13,662,418
Class L	N/A	539,021
Institutional Class	N/A	113,506
Shares redeemed
Investor Class	(470,695)	(479,012)
Service Class	(3,555,471)	(4,060,498)
Class L	(329,009)	(280,135)
Institutional Class	(88,628)	(209,766)
Net Increase	769,747	18,527,361
(a) Including overdistributed net investment income:	$(19,701)	$0
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.26	0.10	0.66	0.76	(0.09)	-	(0.09)	$13.93	5.76% (d)
12/31/2016	$12.71	0.34	0.58	0.92	(0.25)	(0.12)	(0.37)	$13.26	7.25%
12/31/2015	$13.78	0.26	(0.42)	(0.16)	(0.27)	(0.64)	(0.91)	$12.71	(1.15%)
12/31/2014	$13.87	0.20	0.69	0.89	(0.27)	(0.71)	(0.98)	$13.78	6.41%
12/31/2013	$13.45	0.33	1.21	1.54	(0.44)	(0.68)	(1.12)	$13.87	11.76%
12/31/2012	$12.55	0.31	1.31	1.62	(0.56)	(0.16)	(0.72)	$13.45	13.01%
Service Class
06/30/2017(Unaudited)	$13.17	0.09	0.66	0.75	(0.09)	-	(0.09)	$13.83	5.67% (d)
12/31/2016	$12.62	0.32	0.59	0.91	(0.24)	(0.12)	(0.36)	$13.17	7.18%
12/31/2015	$13.68	0.26	(0.43)	(0.17)	(0.25)	(0.64)	(0.89)	$12.62	(1.25%)
12/31/2014	$13.85	0.48	0.41	0.89	(0.35)	(0.71)	(1.06)	$13.68	6.39%
12/31/2013	$13.48	0.38	1.16	1.54	(0.49)	(0.68)	(1.17)	$13.85	11.64%
12/31/2012	$12.58	0.28	1.33	1.61	(0.55)	(0.16)	(0.71)	$13.48	12.90%
Class L
06/30/2017(Unaudited)	$10.04	0.07	0.50	0.57	(0.09)	-	(0.09)	$10.52	5.69% (d)
12/31/2016 (e)	$10.00	0.18	0.21	0.39	(0.25)	(0.10)	(0.35)	$10.04	3.93% (d)
Institutional Class
06/30/2017(Unaudited)	$ 9.61	0.10	0.48	0.58	(0.12)	-	(0.12)	$10.07	6.03% (d)
12/31/2016	$ 9.32	0.27	0.43	0.70	(0.29)	(0.12)	(0.41)	$ 9.61	7.57%
12/31/2015 (f)	$10.00	0.19	(0.50)	(0.31)	(0.29)	(0.08)	(0.37)	$ 9.32	(3.18%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$104,693	0.47% (i)	0.44% (i)	1.49% (i)	7% (d)
12/31/2016	$108,266	0.47%	0.45%	2.57%	33%
12/31/2015	$ 3,548	0.35%	0.34%	1.87%	46% (j)
12/31/2014	$ 3,728	0.12%	0.12%	1.39%	79%
12/31/2013	$ 21,508	0.12%	0.12%	2.31%	60%
12/31/2012	$ 16,912	0.12%	0.12%	2.30%	61%
Service Class
06/30/2017 (Unaudited)	$650,117	0.57% (i)	0.54% (i)	1.38% (i)	7% (d)
12/31/2016	$683,608	0.57%	0.55%	2.42%	33%
12/31/2015	$ 51,634	0.47%	0.45%	1.90%	46% (j)
12/31/2014	$ 38,187	0.22%	0.22%	3.35%	79%
12/31/2013	$ 10,151	0.22%	0.22%	2.71%	60%
12/31/2012	$ 7,174	0.22%	0.22%	2.08%	61%
Class L
06/30/2017 (Unaudited)	$230,242	0.72% (i)	0.69% (i)	1.36% (i)	7% (d)
12/31/2016 (e)	$187,837	0.72% (i)	0.69% (i)	2.58% (i)	33%
Institutional Class
06/30/2017 (Unaudited)	$ 21,956	0.12% (i)	0.09% (i)	1.99% (i)	7% (d)
12/31/2016	$ 12,066	0.12%	0.10%	2.75%	33%
12/31/2015 (f)	$ 10	0.12% (i)	0.09% (i)	2.98% (i)	46% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$10.28	0.10	0.56	0.66	(0.07)	-	(0.07)	$10.87	6.46% (d)
12/31/2016 (e)	$10.00	0.24	0.24	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.84% (d)
Service Class
06/30/2017(Unaudited)	$10.28	0.09	0.57	0.66	(0.07)	-	(0.07)	$10.87	6.41% (d)
12/31/2016 (e)	$10.00	0.35	0.13	0.48	(0.19)	(0.01)	(0.20)	$10.28	4.85% (d)
Class L
06/30/2017(Unaudited)	$10.29	0.28	0.38	0.66	(0.08)	-	(0.08)	$10.87	6.45% (d)
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.17)	(0.01)	(0.18)	$10.29	4.76% (d)
Institutional Class
06/30/2017(Unaudited)	$10.28	0.11	0.58	0.69	(0.09)	-	(0.09)	$10.88	6.69% (d)
12/31/2016 (e)	$10.00	1.26	(0.76)	0.50	(0.21)	(0.01)	(0.22)	$10.28	5.03% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 4,701	0.47% (h)	0.45% (h)	1.83% (h)	28% (d)
12/31/2016 (e)	$ 3,016	0.47% (h)	0.45% (h)	3.50% (h)	36% (d)
Service Class
06/30/2017 (Unaudited)	$18,163	0.57% (h)	0.55% (h)	1.68% (h)	28% (d)
12/31/2016 (e)	$ 9,858	0.57% (h)	0.55% (h)	4.97% (h)	36% (d)
Class L
06/30/2017 (Unaudited)	$15,406	0.73% (h)	0.70% (h)	5.10% (h)	28% (d)
12/31/2016 (e)	$ 10	0.72% (h)	0.45% (h)	2.81% (h)	36% (d)
Institutional Class
06/30/2017 (Unaudited)	$20,541	0.12% (h)	0.10% (h)	1.98% (h)	28% (d)
12/31/2016 (e)	$ 2,557	0.12% (h)	0.10% (h)	17.84% (h)	36% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.97	0.09	0.93	1.02	(0.09)	-	(0.09)	$14.90	7.29% (d)
12/31/2016	$13.33	0.37	0.70	1.07	(0.26)	(0.17)	(0.43)	$13.97	8.13%
12/31/2015	$15.57	0.28	(0.52)	(0.24)	(0.27)	(1.73)	(2.00)	$13.33	(1.43%)
12/31/2014	$15.96	0.20	0.89	1.09	(0.33)	(1.15)	(1.48)	$15.57	6.81%
12/31/2013	$14.42	0.36	2.29	2.65	(0.42)	(0.69)	(1.11)	$15.96	18.52%
12/31/2012	$12.94	0.29	1.66	1.95	(0.35)	(0.12)	(0.47)	$14.42	15.12%
Service Class
06/30/2017(Unaudited)	$13.90	0.09	0.91	1.00	(0.08)	-	(0.08)	$14.82	7.20% (d)
12/31/2016	$13.26	0.35	0.71	1.06	(0.25)	(0.17)	(0.42)	$13.90	8.07%
12/31/2015	$15.50	0.29	(0.54)	(0.25)	(0.26)	(1.73)	(1.99)	$13.26	(1.54%)
12/31/2014	$16.00	0.46	0.61	1.07	(0.42)	(1.15)	(1.57)	$15.50	6.61%
12/31/2013	$14.46	0.42	2.21	2.63	(0.40)	(0.69)	(1.09)	$16.00	18.38%
12/31/2012	$12.97	0.25	1.69	1.94	(0.33)	(0.12)	(0.45)	$14.46	15.02%
Class L
06/30/2017(Unaudited)	$10.05	0.06	0.66	0.72	(0.09)	-	(0.09)	$10.68	7.15% (d)
12/31/2016 (e)	$10.00	0.19	0.28	0.47	(0.27)	(0.15)	(0.42)	$10.05	4.72% (d)
Institutional Class
06/30/2017(Unaudited)	$ 9.40	0.09	0.62	0.71	(0.12)	-	(0.12)	$ 9.99	7.52% (d)
12/31/2016	$ 9.13	0.35	0.40	0.75	(0.31)	(0.17)	(0.48)	$ 9.40	8.37%
12/31/2015 (f)	$10.00	0.19	(0.58)	(0.39)	(0.31)	(0.17)	(0.48)	$ 9.13	(3.99%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 201,780	0.47% (i)	0.45% (i)	1.30% (i)	7% (d)
12/31/2016	$ 196,646	0.47%	0.46%	2.63%	27%
12/31/2015	$ 11,234	0.36%	0.35%	1.85%	35% (j)
12/31/2014	$ 10,799	0.12%	0.12%	1.20%	66%
12/31/2013	$ 57,694	0.12%	0.12%	2.32%	30%
12/31/2012	$ 44,422	0.12%	0.12%	2.05%	34%
Service Class
06/30/2017 (Unaudited)	$1,397,111	0.57% (i)	0.55% (i)	1.19% (i)	7% (d)
12/31/2016	$1,384,606	0.57%	0.56%	2.50%	27%
12/31/2015	$ 85,963	0.47%	0.46%	1.98%	35% (j)
12/31/2014	$ 52,897	0.22%	0.22%	2.80%	66%
12/31/2013	$ 16,070	0.22%	0.22%	2.65%	30%
12/31/2012	$ 10,331	0.22%	0.22%	1.79%	34%
Class L
06/30/2017 (Unaudited)	$ 173,384	0.72% (i)	0.71% (i)	1.18% (i)	7% (d)
12/31/2016 (e)	$ 133,562	0.72% (i)	0.71% (i)	2.67% (i)	27%
Institutional Class
06/30/2017 (Unaudited)	$ 53,621	0.12% (i)	0.10% (i)	1.88% (i)	7% (d)
12/31/2016	$ 24,853	0.12%	0.11%	3.68%	27%
12/31/2015 (f)	$ 10	0.11% (i)	0.11% (i)	2.98% (i)	35% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$10.40	0.07	0.80	0.87	(0.06)	-	(0.06)	$11.21	8.34% (d)
12/31/2016 (e)	$10.00	0.26	0.34	0.60	(0.19)	(0.01)	(0.20)	$10.40	6.11% (d)
Service Class
06/30/2017(Unaudited)	$10.40	0.08	0.78	0.86	(0.06)	-	(0.06)	$11.20	8.25% (d)
12/31/2016 (e)	$10.00	0.56	0.05	0.61	(0.20)	(0.01)	(0.21)	$10.40	6.17% (d)
Class L
06/30/2017(Unaudited)	$10.41	0.25	0.61	0.86	(0.07)	-	(0.07)	$11.20	8.26% (d)
12/31/2016 (e)	$10.00	0.19	0.41	0.60	(0.18)	(0.01)	(0.19)	$10.41	6.03% (d)
Institutional Class
06/30/2017(Unaudited)	$10.40	0.10	0.78	0.88	(0.07)	-	(0.07)	$11.21	8.50% (d)
12/31/2016 (e)	$10.00	1.42	(0.80)	0.62	(0.21)	(0.01)	(0.22)	$10.40	6.32% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 5,204	0.47% (h)	0.46% (h)	1.26% (h)	13% (d)
12/31/2016 (e)	$ 3,810	0.47% (h)	0.46% (h)	3.71% (h)	17% (d)
Service Class
06/30/2017 (Unaudited)	$21,054	0.57% (h)	0.56% (h)	1.50% (h)	13% (d)
12/31/2016 (e)	$ 8,594	0.57% (h)	0.56% (h)	7.93% (h)	17% (d)
Class L
06/30/2017 (Unaudited)	$13,252	0.72% (h)	0.71% (h)	4.54% (h)	13% (d)
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.83% (h)	17% (d)
Institutional Class
06/30/2017 (Unaudited)	$19,205	0.12% (h)	0.11% (h)	1.75% (h)	13% (d)
12/31/2016 (e)	$ 2,605	0.12% (h)	0.11% (h)	19.81% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.75	0.06	1.21	1.27	(0.06)	-	(0.06)	$14.96	9.24% (d)
12/31/2016	$13.05	0.35	0.82	1.17	(0.24)	(0.23)	(0.47)	$13.75	9.04%
12/31/2015	$16.51	0.27	(0.59)	(0.32)	(0.25)	(2.89)	(3.14)	$13.05	(1.62%)
12/31/2014	$17.19	0.16	0.98	1.14	(0.27)	(1.55)	(1.82)	$16.51	6.60%
12/31/2013	$14.86	0.38	3.04	3.42	(0.43)	(0.66)	(1.09)	$17.19	23.34%
12/31/2012	$13.18	0.26	1.89	2.15	(0.34)	(0.13)	(0.47)	$14.86	16.51%
Service Class
06/30/2017(Unaudited)	$13.57	0.06	1.17	1.23	(0.05)	-	(0.05)	$14.75	9.09% (d)
12/31/2016	$12.88	0.33	0.82	1.15	(0.23)	(0.23)	(0.46)	$13.57	8.98%
12/31/2015	$16.34	0.28	(0.61)	(0.33)	(0.24)	(2.89)	(3.13)	$12.88	(1.74%)
12/31/2014	$17.20	0.44	0.68	1.12	(0.43)	(1.55)	(1.98)	$16.34	6.44%
12/31/2013	$14.88	0.45	2.95	3.40	(0.42)	(0.66)	(1.08)	$17.20	23.06%
12/31/2012	$13.19	0.22	1.93	2.15	(0.33)	(0.13)	(0.46)	$14.88	16.34%
Class L
06/30/2017(Unaudited)	$10.11	0.04	0.88	0.92	(0.06)	-	(0.06)	$10.97	9.09% (d)
12/31/2016 (e)	$10.00	0.19	0.37	0.56	(0.25)	(0.20)	(0.45)	$10.11	5.63% (d)
Institutional Class
06/30/2017(Unaudited)	$ 9.41	0.07	0.81	0.88	(0.09)	-	(0.09)	$10.20	9.33% (d)
12/31/2016	$ 9.07	0.39	0.47	0.86	(0.29)	(0.23)	(0.52)	$ 9.41	9.56%
12/31/2015 (f)	$10.00	0.18	(0.65)	(0.47)	(0.29)	(0.17)	(0.46)	$ 9.07	(4.81%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 181,148	0.47% (i)	0.46% (i)	0.89% (i)	7% (d)
12/31/2016	$ 175,123	0.47%	0.47%	2.58%	25%
12/31/2015	$ 7,131	0.36%	0.35%	1.72%	27% (j)
12/31/2014	$ 6,688	0.12%	0.12%	0.91%	51%
12/31/2013	$ 59,137	0.12%	0.12%	2.31%	22%
12/31/2012	$ 41,154	0.12%	0.12%	1.78%	28%
Service Class
06/30/2017 (Unaudited)	$1,244,782	0.57% (i)	0.56% (i)	0.78% (i)	7% (d)
12/31/2016	$1,190,559	0.57%	0.57%	2.43%	25%
12/31/2015	$ 69,647	0.47%	0.47%	1.83%	27% (j)
12/31/2014	$ 44,111	0.22%	0.22%	2.49%	51%
12/31/2013	$ 17,951	0.22%	0.22%	2.71%	22%
12/31/2012	$ 11,261	0.22%	0.22%	1.53%	28%
Class L
06/30/2017 (Unaudited)	$ 155,821	0.72% (i)	0.71% (i)	0.76% (i)	7% (d)
12/31/2016 (e)	$ 115,848	0.72% (i)	0.71% (i)	2.71% (i)	25%
Institutional Class
06/30/2017 (Unaudited)	$ 41,852	0.12% (i)	0.11% (i)	1.43% (i)	7% (d)
12/31/2016	$ 21,727	0.12%	0.11%	4.05%	25%
12/31/2015 (f)	$ 10	0.12% (i)	0.12% (i)	2.85% (i)	27% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$10.45	0.04	1.00	1.04	(0.04)	-	(0.04)	$11.45	9.95% (d)
12/31/2016 (e)	$10.00	0.24	0.46	0.70	(0.22)	(0.03)	(0.25)	$10.45	7.09% (d)
Service Class
06/30/2017(Unaudited)	$10.44	0.06	0.96	1.02	(0.04)	-	(0.04)	$11.42	9.81% (d)
12/31/2016 (e)	$10.00	0.55	0.15	0.70	(0.23)	(0.03)	(0.26)	$10.44	7.08% (d)
Class L
06/30/2017(Unaudited)	$10.46	0.22	0.82	1.04	(0.06)	-	(0.06)	$11.44	9.90% (d)
12/31/2016 (e)	$10.00	0.19	0.50	0.69	(0.20)	(0.03)	(0.23)	$10.46	7.04% (d)
Institutional Class
06/30/2017(Unaudited)	$10.46	0.07	0.98	1.05	(0.06)	-	(0.06)	$11.45	10.03% (d)
12/31/2016 (e)	$10.00	1.47	(0.74)	0.73	(0.24)	(0.03)	(0.27)	$10.46	7.44% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$12,170	0.47% (h)	0.46% (h)	0.75% (h)	15% (d)
12/31/2016 (e)	$10,771	0.47% (h)	0.46% (h)	3.38% (h)	40% (d)
Service Class
06/30/2017 (Unaudited)	$14,454	0.57% (h)	0.56% (h)	1.15% (h)	15% (d)
12/31/2016 (e)	$ 4,646	0.57% (h)	0.56% (h)	7.76% (h)	40% (d)
Class L
06/30/2017 (Unaudited)	$ 6,621	0.72% (h)	0.72% (h)	3.79% (h)	15% (d)
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.75% (h)	40% (d)
Institutional Class
06/30/2017 (Unaudited)	$ 9,584	0.12% (h)	0.11% (h)	1.32% (h)	15% (d)
12/31/2016 (e)	$ 1,821	0.12% (h)	0.12% (h)	20.33% (h)	40% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$13.60	0.05	1.33	1.38	(0.04)	-	(0.04)	$14.94	10.17% (d)
12/31/2016	$12.82	0.34	0.88	1.22	(0.23)	(0.21)	(0.44)	$13.60	9.53%
12/31/2015	$17.18	0.27	(0.66)	(0.39)	(0.24)	(3.73)	(3.97)	$12.82	(1.90%)
12/31/2014	$17.49	0.14	0.85	0.99	(0.05)	(1.25)	(1.30)	$17.18	5.60%
12/31/2013	$15.08	0.37	3.16	3.53	(0.43)	(0.69)	(1.12)	$17.49	23.62%
12/31/2012	$13.29	0.26	1.95	2.21	(0.33)	(0.09)	(0.42)	$15.08	16.77%
Service Class
06/30/2017(Unaudited)	$13.18	0.04	1.29	1.33	(0.04)	-	(0.04)	$14.47	10.07% (d)
12/31/2016	$12.44	0.31	0.86	1.17	(0.22)	(0.21)	(0.43)	$13.18	9.40%
12/31/2015	$16.78	0.27	(0.66)	(0.39)	(0.22)	(3.73)	(3.95)	$12.44	(1.92%)
12/31/2014	$17.47	0.45	0.57	1.02	(0.46)	(1.25)	(1.71)	$16.78	5.75%
12/31/2013	$15.06	0.42	3.10	3.52	(0.42)	(0.69)	(1.11)	$17.47	23.54%
12/31/2012	$13.27	0.22	1.98	0.22	(0.32)	(0.09)	(0.41)	$15.06	16.59%
Class L
06/30/2017(Unaudited)	$10.18	0.03	0.99	1.02	(0.04)	-	(0.04)	$11.16	10.04% (d)
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.23)	(0.18)	(0.41)	$10.18	5.94% (d)
Institutional Class
06/30/2017(Unaudited)	$ 9.47	0.06	0.92	0.98	(0.07)	-	(0.07)	$10.38	10.37% (d)
12/31/2016	$ 9.06	0.37	0.52	0.89	(0.27)	(0.21)	(0.48)	$ 9.47	9.88%
12/31/2015 (f)	$10.00	0.18	(0.70)	(0.52)	(0.27)	(0.15)	(0.42)	$ 9.06	(5.23%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 97,943	0.47% (i)	0.46% (i)	0.66% (i)	8% (d)
12/31/2016	$ 95,070	0.47%	0.47%	2.55%	23%
12/31/2015	$ 1,918	0.36%	0.35%	1.67%	28% (j)
12/31/2014	$ 1,819	0.12%	0.12%	0.80%	49%
12/31/2013	$ 35,614	0.12%	0.12%	2.22%	24%
12/31/2012	$ 25,995	0.12%	0.12%	1.76%	25%
Service Class
06/30/2017 (Unaudited)	$710,298	0.57% (i)	0.56% (i)	0.55% (i)	8% (d)
12/31/2016	$671,090	0.57%	0.57%	2.36%	23%
12/31/2015	$ 36,770	0.47%	0.47%	1.77%	28% (j)
12/31/2014	$ 23,717	0.22%	0.22%	2.52%	49%
12/31/2013	$ 7,793	0.22%	0.22%	2.52%	24%
12/31/2012	$ 5,065	0.22%	0.22%	1.53%	25%
Class L
06/30/2017 (Unaudited)	$ 79,393	0.72% (i)	0.71% (i)	0.52% (i)	8% (d)
12/31/2016 (e)	$ 58,663	0.72% (i)	0.72% (i)	2.68% (i)	23%
Institutional Class
06/30/2017 (Unaudited)	$ 24,842	0.12% (i)	0.11% (i)	1.29% (i)	8% (d)
12/31/2016	$ 11,297	0.12%	0.12%	3.94%	23%
12/31/2015 (f)	$ 9	0.12% (i)	0.11% (i)	2.80% (i)	28% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$10.50	0.04	1.04	1.08	(0.03)	-	(0.03)	$11.55	10.33% (d)
12/31/2016 (e)	$10.00	0.26	0.44	0.70	(0.19)	(0.01)	(0.20)	$10.50	7.15% (d)
Service Class
06/30/2017(Unaudited)	$10.50	0.05	1.04	1.09	(0.04)	-	(0.04)	$11.55	10.36% (d)
12/31/2016 (e)	$10.00	0.45	0.26	0.71	(0.20)	(0.01)	(0.21)	$10.50	7.16% (d)
Class L
06/30/2017(Unaudited)	$10.51	0.20	0.89	1.09	(0.05)	-	(0.05)	$11.55	10.37% (d)
12/31/2016 (e)	$10.00	0.18	0.52	0.70	(0.18)	(0.01)	(0.19)	$10.51	7.05% (d)
Institutional Class
06/30/2017(Unaudited)	$10.51	0.07	1.04	1.11	(0.05)	-	(0.05)	$11.57	10.60% (d)
12/31/2016 (e)	$10.00	1.43	(0.70)	0.73	(0.21)	(0.01)	(0.22)	$10.51	7.45% (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(f)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(f)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(f)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$1,703	0.47% (h)	0.46% (h)	0.69% (h)	13% (d)
12/31/2016 (e)	$1,198	0.47% (h)	0.46% (h)	3.66% (h)	17% (d)
Service Class
06/30/2017 (Unaudited)	$6,497	0.57% (h)	0.56% (h)	0.98% (h)	13% (d)
12/31/2016 (e)	$2,637	0.57% (h)	0.56% (h)	6.37% (h)	17% (d)
Class L
06/30/2017 (Unaudited)	$4,419	0.72% (h)	0.72% (h)	3.53% (h)	13% (d)
12/31/2016 (e)	$ 11	0.72% (h)	0.47% (h)	2.69% (h)	17% (d)
Institutional Class
06/30/2017 (Unaudited)	$6,652	0.12% (h)	0.11% (h)	1.25% (h)	13% (d)
12/31/2016 (e)	$ 899	0.12% (h)	0.12% (h)	19.78% (h)	17% (d)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Fund commenced operations on April 28, 2016.
(f)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2017(Unaudited)	$16.04	0.06	1.60	1.66	(0.05)	-	(0.05)	$17.65	10.34% (d)
12/31/2016	$15.10	0.42	1.00	1.42	(0.27)	(0.21)	(0.48)	$16.04	9.44%
12/31/2015	$17.45	0.30	(0.71)	(0.41)	(0.25)	(1.69)	(1.94)	$15.10	(2.17%)
12/31/2014	$17.56	0.15	0.79	0.94	(0.07)	(0.98)	(1.05)	$17.45	5.27%
12/31/2013	$15.17	0.44	3.06	3.50	(0.45)	(0.66)	(1.11)	$17.56	23.26%
12/31/2012	$13.41	0.28	1.96	2.24	(0.27)	(0.21)	(0.48)	$15.17	16.81%
Service Class
06/30/2017(Unaudited)	$15.62	0.04	1.57	1.61	(0.04)	-	(0.04)	$17.19	10.31% (d)
12/31/2016	$14.71	0.37	1.01	1.38	(0.26)	(0.21)	(0.47)	$15.62	9.39%
12/31/2015	$17.05	0.30	(0.71)	(0.41)	(0.24)	(1.69)	(1.93)	$14.71	(2.26%)
12/31/2014	$17.50	0.42	0.48	0.90	(0.37)	(0.98)	(1.35)	$17.05	5.08%
12/31/2013	$15.12	0.38	3.10	3.48	(0.44)	(0.66)	(1.10)	$17.50	23.18%
12/31/2012	$13.38	0.25	1.96	2.21	(0.26)	(0.21)	(0.47)	$15.12	16.68%
Class L
06/30/2017(Unaudited)	$10.12	0.02	1.01	1.03	(0.05)	-	(0.05)	$11.10	10.19% (d)
12/31/2016 (e)	$10.00	0.19	0.40	0.59	(0.28)	(0.19)	(0.47)	$10.12	5.88% (d)
Institutional Class
06/30/2017(Unaudited)	$ 9.34	0.07	0.91	0.98	(0.08)	-	(0.08)	$10.24	10.50% (d)
12/31/2016	$ 8.99	0.42	0.46	0.88	(0.32)	(0.21)	(0.53)	$ 9.34	9.87%
12/31/2015 (f)	$10.00	0.18	(0.74)	(0.56)	(0.29)	(0.16)	(0.45)	$ 8.99	(5.67%) (d)
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(g)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(g)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(g)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
06/30/2017 (Unaudited)	$ 46,564	0.47% (i)	0.46% (i)	0.65% (i)	9% (d)
12/31/2016	$ 41,159	0.47%	0.47%	2.66%	20%
12/31/2015	$ 320	0.36%	0.36%	1.74%	26% (j)
12/31/2014	$ 258	0.12%	0.12%	0.83%	75%
12/31/2013	$ 3,809	0.12%	0.12%	2.58%	40%
12/31/2012	$ 1,737	0.12%	0.12%	1.91%	50%
Service Class
06/30/2017 (Unaudited)	$267,443	0.57% (i)	0.56% (i)	0.51% (i)	9% (d)
12/31/2016	$244,187	0.57%	0.57%	2.42%	20%
12/31/2015	$ 10,004	0.48%	0.47%	1.84%	26% (j)
12/31/2014	$ 5,713	0.22%	0.22%	2.34%	75%
12/31/2013	$ 2,187	0.22%	0.22%	2.26%	40%
12/31/2012	$ 1,324	0.22%	0.22%	1.73%	50%
Class L
06/30/2017 (Unaudited)	$ 9,944	0.72% (i)	0.71% (i)	0.47% (i)	9% (d)
12/31/2016 (e)	$ 7,380	0.72% (i)	0.71% (i)	2.62% (i)	20%
Institutional Class
06/30/2017 (Unaudited)	$ 9,287	0.12% (i)	0.11% (i)	1.38% (i)	9% (d)
12/31/2016	$ 2,797	0.12%	0.12%	4.43%	20%
12/31/2015 (f)	$ 9	0.12% (i)	0.12% (i)	2.71% (i)	26% (j)
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Class L inception date was April 22, 2016.
(f)	Institutional Class inception date was May 1, 2015.
(g)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
(j)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Investor Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2017

GREAT-WEST FUNDS, INC.
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-four funds. Interests in the Great-West Lifetime 2015 Fund, the Great-West Lifetime 2020 Fund, the Great-West Lifetime 2025 Fund, the Great-West Lifetime 2030 Fund, the Great-West Lifetime 2035 Fund, the Great-West Lifetime 2040 Fund, the Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund and the Great-West Lifetime 2055 Fund (each a Fund, collectively the Funds) are included herein. The investment objective of each Fund is to seek capital appreciation and income consistent with its current asset allocation, except the investment objective of the Great-West Lifetime 2015 Fund is to seek income and secondarily, capital growth. After the transition year, noted in the name of the Fund, the investment objective is to seek income and secondarily, capital growth. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, and to college savings programs.
Effective May 1, 2017, Class T and Class T1 changed names to Investor Class and Service Class, respectively. Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets,and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits, determined on a daily basis. The GWL&A Contract is backed by the general account of Great-West Life & Annuity Insurance Company (GWL&A).
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

Semi-Annual Report - June 30, 2017

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 3 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. The Funds recognize transfers between levels as of the beginning of the reporting period.  There were no transfers between Levels 1, 2 and 3 during the period.
The following is a reconciliation of change in Level 3 assets during the period ended June 30, 2017:
Great-West Lifetime 2015 Fund
Beginning Balance, January 01, 2017	$74,322,039
Total interest received	558,641
Purchases	5,408,626
Sales	(4,769,531)
Ending Balance, June 30, 2017	$75,519,775
Great-West Lifetime 2020 Fund
Beginning Balance, January 01, 2017	$ 845,568
Total interest received	15,509
Purchases	2,889,716
Sales	(521,222)
Ending Balance, June 30, 2017	$3,229,571
Great-West Lifetime 2025 Fund
Beginning Balance, January 01, 2017	$62,154,839
Total interest received	472,856
Purchases	4,921,974
Sales	(2,289,453)
Ending Balance, June 30, 2017	$65,260,216
Great-West Lifetime 2030 Fund
Beginning Balance, January 01, 2017	$ 288,421
Total interest received	5,260
Purchases	916,592
Sales	(77,101)
Ending Balance, June 30, 2017	$1,133,172
Great-West Lifetime 2035 Fund
Beginning Balance, January 01, 2017	$12,646,756
Total interest received	97,604
Purchases	1,312,248
Sales	(393,841)
Ending Balance, June 30, 2017	$13,662,767

Semi-Annual Report - June 30, 2017

Great-West Lifetime 2040 Fund
Beginning Balance, January 01, 2017	$ 48,237
Total interest received	624
Purchases	82,595
Sales	(11,514)
Ending Balance, June 30, 2017	$119,942
Great-West Lifetime 2045 Fund
Beginning Balance, January 01, 2017	$251,052
Total interest received	1,941
Purchases	32,068
Sales	(10,946)
Ending Balance, June 30, 2017	$274,115
Level 3 securities include investments in the GWL&A Contract, the fair value of which has been determined with the use of an internal model. The internal model incorporates, among other observable inputs, the financial strength and credit risk of GWL&A and its ability to meet ongoing obligations to its policyholders (i.e., a credit risk input). The Funds consider the credit risk input to be a significant unobservable input. As of June 30, 2017, the credit risk input was negligible. If there were a significant decrease in GWL&A’s credit rate, it may result in a lower fair value measurement.
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2017

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West Lifetime 2015 Fund	$990,222,946	$41,996,114	$(24,748,066)	$17,248,048
Great-West Lifetime 2020 Fund	57,680,199	1,398,436	(249,024)	1,149,412
Great-West Lifetime 2025 Fund	1,763,824,370	101,113,652	(38,218,943)	62,894,709
Great-West Lifetime 2030 Fund	56,961,235	1,971,879	(198,203)	1,773,676
Great-West Lifetime 2035 Fund	1,534,896,983	117,624,375	(28,176,159)	89,448,216
Great-West Lifetime 2040 Fund	40,807,214	2,176,857	(138,741)	2,038,116
Great-West Lifetime 2045 Fund	860,605,772	67,633,592	(15,347,007)	52,286,585
Great-West Lifetime 2050 Fund	18,491,556	839,801	(54,654)	785,147
Great-West Lifetime 2055 Fund	315,513,570	23,137,787	(5,263,939)	17,873,848
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the Fund’s average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into an shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to Investor Class, Service Class and Class L shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as directors was $407,625 for the period ended June 30, 2017.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

Semi-Annual Report - June 30, 2017

The following tables are a summary of the transactions for each underlying investment during the period ended June 30, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	385,571	$ 4,146,112	$ 297,261	$ 485,672	$ 48,114	$ —	$ 4,241,277
Great-West Bond Index Fund Institutional Class	11,366,254	109,554,060	8,668,028	8,320,139	15,941	1,220,305	111,048,299
Great-West Core Bond Fund Institutional Class	5,589,853	53,910,947	4,312,590	3,984,205	23,347	739,025	54,724,660
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	1,614,886	16,530,931	1,332,057	1,921,372	(43,931)	68,867	16,843,265
Great-West International Index Fund Institutional Class	5,122,628	50,034,659	2,425,108	8,973,786	(319,165)	—	50,765,245
Great-West Life & Annuity Contract	75,519,775	74,322,039	5,408,626	4,769,531	—	558,641	75,519,775
Great-West Loomis Sayles Bond Fund Institutional Class	5,047,755	47,847,960	3,777,736	4,559,432	(362,825)	1,024,798	48,609,879
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	774,240	7,231,853	894,059	799,454	(30,123)	30,840	7,370,765
Great-West MFS International Growth Fund Institutional Class	1,160,841	11,218,589	474,372	2,485,282	(245,308)	—	11,364,636
Great-West MFS International Value Fund Institutional Class	2,504,300	27,500,015	1,308,776	4,980,025	210,564	—	27,822,774
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	3,855,144	39,299,539	1,711,161	7,392,326	131,785	82,522	39,823,641
Great-West Putnam Equity Income Fund Institutional Class	2,469,795	24,055,107	1,669,974	2,667,417	21,049	174,323	24,500,366
Great-West Putnam High Yield Bond Institutional Class	5,019,716	47,850,791	4,282,598	4,390,903	(177,817)	1,148,507	48,641,045
Great-West Real Estate Index Fund Institutional Class	1,370,034	12,549,329	1,874,391	1,930,793	(127,376)	185,560	12,618,009
Great-West S&P 500® Index Fund Institutional Class	8,428,739	87,499,783	5,682,551	7,765,759	3,116,625	1,092,104	89,176,057
Great-West S&P Mid Cap 400® Index Fund Institutional Class	3,810,913	37,524,006	3,188,735	4,050,447	389,648	283,497	38,223,455
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,253,099	22,138,857	2,612,503	2,635,352	42,301	145,494	22,598,584
Great-West Short Duration Bond Fund Institutional Class	3,269,926	31,859,021	2,539,513	2,262,237	(39,610)	321,191	32,372,274
Great-West T. Rowe Price Equity Income Fund Institutional Class	2,670,945	24,044,438	1,950,783	2,829,495	(296,585)	328,908	24,519,274
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	1,852,662	16,909,720	723,665	3,113,459	(335,896)	—	17,229,753
Great-West Templeton Global Bond Fund Institutional Class	2,959,591	26,965,326	2,630,184	2,791,519	(253,113)	483,892	27,405,811
					$1,767,625	$7,888,474	$785,418,844

Semi-Annual Report - June 30, 2017

Great-West Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	24,663	$ 70,614	$ 240,257	$ 47,175	$ 5,237	$ —	$ 271,294
Great-West Bond Index Fund Institutional Class	668,424	1,715,405	5,878,531	1,135,817	(35,561)	57,455	6,530,504
Great-West Core Bond Fund Institutional Class	327,359	840,819	2,890,446	543,054	(8,363)	34,497	3,204,843
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	104,897	286,279	986,931	193,363	16,307	4,235	1,094,075
Great-West International Index Fund Institutional Class	352,391	916,572	2,962,986	623,750	28,245	—	3,492,196
Great-West Life & Annuity Contract	3,229,571	845,568	2,889,716	521,222	—	15,509	3,229,571
Great-West Loomis Sayles Bond Fund Institutional Class	292,634	738,741	2,546,482	486,017	(86)	56,229	2,818,063
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	54,534	136,386	485,146	97,904	5,061	2,053	519,163
Great-West MFS International Growth Fund Institutional Class	80,446	206,779	658,238	144,700	8,619	—	787,565
Great-West MFS International Value Fund Institutional Class	172,912	504,539	1,616,755	359,967	12,201	—	1,921,057
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	251,363	679,080	2,225,946	510,898	27,224	5,074	2,596,575
Great-West Putnam Equity Income Fund Institutional Class	160,648	416,611	1,420,755	273,979	19,817	10,732	1,593,623
Great-West Putnam High Yield Bond Institutional Class	281,278	714,428	2,491,610	470,865	6,329	60,891	2,725,582
Great-West Real Estate Index Fund Institutional Class	81,001	205,317	695,703	166,214	(11,797)	10,322	746,023
Great-West S&P 500® Index Fund Institutional Class	546,758	1,512,820	5,122,259	1,025,298	56,701	67,054	5,784,702
Great-West S&P Mid Cap 400® Index Fund Institutional Class	247,482	654,062	2,251,245	466,337	22,376	17,425	2,482,243
Great-West S&P Small Cap 600® Index Fund Institutional Class	158,774	418,050	1,473,995	313,216	15,612	9,678	1,592,507
Great-West Short Duration Bond Fund Institutional Class	139,641	362,113	1,243,701	228,032	(2,290)	11,146	1,382,444
Great-West T. Rowe Price Equity Income Fund Institutional Class	173,676	420,521	1,430,314	289,260	7,428	20,253	1,594,348
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	120,147	297,822	953,783	227,390	(1,047)	—	1,117,369
Great-West Templeton Global Bond Fund Institutional Class	163,811	396,555	1,399,138	265,745	18,049	25,329	1,516,895
					$190,062	$407,882	$47,000,642
Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	882,193	$ 9,124,735	$ 619,346	$ 698,265	$ 80,942	$ —	$ 9,704,122

Semi-Annual Report - June 30, 2017

Great-West Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Bond Index Fund Institutional Class	18,889,517	$176,718,102	$13,886,059	$ 7,876,277	$ 36,817	$ 2,008,919	$ 184,550,587
Great-West Core Bond Fund Institutional Class	9,258,025	86,592,855	7,244,434	3,922,359	80,749	1,212,133	90,636,064
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	3,717,481	36,718,408	2,772,128	2,538,436	94,841	158,354	38,773,330
Great-West International Index Fund Institutional Class	13,248,643	125,535,415	5,133,932	15,013,123	2,025,075	—	131,294,055
Great-West Life & Annuity Contract	65,260,216	62,154,839	4,921,974	2,289,453	—	472,856	65,260,216
Great-West Loomis Sayles Bond Fund Institutional Class	8,204,406	75,418,511	5,886,249	4,502,989	(367,115)	1,664,594	79,008,428
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,096,089	18,903,904	2,377,843	1,503,507	(147,586)	83,381	19,954,767
Great-West MFS International Growth Fund Institutional Class	3,015,538	28,269,960	998,402	4,642,183	(7,612)	—	29,522,112
Great-West MFS International Value Fund Institutional Class	6,495,382	69,107,234	2,663,064	8,932,577	1,396,576	—	72,163,695
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	8,895,254	87,421,933	3,397,475	12,130,300	1,133,707	190,179	91,887,973
Great-West Putnam Equity Income Fund Institutional Class	5,713,223	53,689,729	3,666,721	3,296,632	683,934	402,882	56,675,175
Great-West Putnam High Yield Bond Institutional Class	7,666,808	70,894,567	6,249,634	4,083,501	(193,828)	1,753,243	74,291,367
Great-West Real Estate Index Fund Institutional Class	2,544,750	22,651,187	3,079,982	2,568,635	(297,811)	344,295	23,437,148
Great-West S&P 500® Index Fund Institutional Class	19,448,952	194,782,478	12,352,714	11,355,824	5,486,705	2,518,285	205,769,917
Great-West S&P Mid Cap 400® Index Fund Institutional Class	8,806,427	83,678,233	6,589,060	4,910,917	1,399,178	654,468	88,328,467
Great-West S&P Small Cap 600® Index Fund Institutional Class	6,092,112	57,752,181	6,643,764	4,616,168	51,644	392,970	61,103,878
Great-West Short Duration Bond Fund Institutional Class	2,825,333	26,678,642	2,224,772	1,111,730	(17,123)	275,154	27,970,800
Great-West T. Rowe Price Equity Income Fund Institutional Class	6,178,345	53,669,603	4,271,941	3,628,365	(22,078)	759,916	56,717,202
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,264,738	37,541,001	1,522,302	5,223,025	(461,677)	—	39,662,061
Great-West Templeton Global Bond Fund Institutional Class	4,420,161	38,808,929	4,124,618	2,788,994	(305,135)	722,081	40,930,690
					$10,650,203	$13,613,710	$1,487,642,054
Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	32,659	$ 90,649	$ 282,341	$ 25,920	$ 3,493	$ —	$ 359,245
Great-West Bond Index Fund Institutional Class	482,195	1,204,619	3,832,999	365,350	(14,177)	41,085	4,711,043

Semi-Annual Report - June 30, 2017

Great-West Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Core Bond Fund Institutional Class	236,229	$ 590,403	$1,887,069	$172,500	$ (3,147)	$ 24,652	$ 2,312,686
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	137,512	365,347	1,141,856	98,366	11,228	5,657	1,434,254
Great-West International Index Fund Institutional Class	517,613	1,310,606	3,857,014	387,172	28,001	—	5,129,540
Great-West Life & Annuity Contract	1,133,172	288,421	916,592	77,101	—	5,260	1,133,172
Great-West Loomis Sayles Bond Fund Institutional Class	207,950	510,684	1,640,325	158,285	1,149	40,686	2,002,561
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	83,022	202,614	644,494	52,609	4,249	3,186	790,368
Great-West MFS International Growth Fund Institutional Class	118,024	294,898	853,689	93,647	7,970	—	1,155,456
Great-West MFS International Value Fund Institutional Class	253,925	720,559	2,110,044	246,646	5,940	—	2,821,111
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	330,295	870,200	2,569,972	293,911	20,026	6,777	3,411,942
Great-West Putnam Equity Income Fund Institutional Class	211,031	531,762	1,658,419	144,013	13,633	14,352	2,093,432
Great-West Putnam High Yield Bond Institutional Class	189,806	469,150	1,522,566	144,266	4,114	41,871	1,839,221
Great-West Real Estate Index Fund Institutional Class	83,371	206,006	640,988	87,091	(9,034)	10,825	767,850
Great-West S&P 500® Index Fund Institutional Class	717,799	1,934,133	5,970,400	551,456	36,423	89,504	7,594,308
Great-West S&P Mid Cap 400® Index Fund Institutional Class	325,573	839,130	2,590,447	226,835	14,879	23,340	3,265,500
Great-West S&P Small Cap 600® Index Fund Institutional Class	243,084	625,407	1,960,010	173,691	13,794	15,097	2,438,137
Great-West Short Duration Bond Fund Institutional Class	49,232	124,130	396,718	34,480	(391)	3,905	487,396
Great-West T. Rowe Price Equity Income Fund Institutional Class	228,240	538,657	1,674,128	159,416	6,567	27,103	2,095,246
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	157,823	381,520	1,092,782	121,292	251	—	1,467,753
Great-West Templeton Global Bond Fund Institutional Class	108,375	254,781	842,342	86,255	6,578	17,078	1,003,553
					$151,546	$370,378	$48,313,774
Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	1,008,614	$ 10,147,867	$ 743,710	$ 543,748	$ 80,053	$ —	$ 11,094,752
Great-West Bond Index Fund Institutional Class	9,248,054	84,080,435	8,595,247	3,265,159	(50,200)	979,107	90,353,482
Great-West Core Bond Fund Institutional Class	4,548,573	41,325,042	4,402,460	1,599,912	(21,243)	592,293	44,530,531

Semi-Annual Report - June 30, 2017

Great-West Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	4,228,314	$ 40,659,029	$ 3,309,178	$ 2,098,125	$ (101,794)	$ 179,484	$ 44,101,311
Great-West International Index Fund Institutional Class	16,785,925	154,390,279	6,561,085	13,427,221	3,183,352	—	166,348,519
Great-West Life & Annuity Contract	13,662,767	12,646,756	1,312,248	393,841	—	97,604	13,662,767
Great-West Loomis Sayles Bond Fund Institutional Class	3,970,776	35,434,724	3,420,995	1,655,895	(174,688)	803,361	38,238,577
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	2,742,082	24,022,817	3,198,397	1,301,048	(158,342)	108,537	26,104,623
Great-West MFS International Growth Fund Institutional Class	3,827,224	34,819,654	1,331,111	4,496,862	290,166	—	37,468,522
Great-West MFS International Value Fund Institutional Class	8,198,571	84,856,344	3,365,821	8,248,884	2,241,729	—	91,086,124
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	10,099,194	96,643,462	3,606,628	10,738,062	1,178,789	215,838	104,324,670
Great-West Putnam Equity Income Fund Institutional Class	6,469,825	59,257,549	4,229,213	2,254,759	707,860	455,148	64,180,669
Great-West Putnam High Yield Bond Institutional Class	3,563,064	31,967,186	3,486,872	1,437,509	(48,012)	811,611	34,526,094
Great-West Real Estate Index Fund Institutional Class	2,331,634	20,146,879	3,077,122	1,956,594	(230,674)	314,740	21,474,347
Great-West S&P 500® Index Fund Institutional Class	22,017,215	214,838,367	13,896,743	8,319,345	4,634,618	2,845,263	232,942,138
Great-West S&P Mid Cap 400® Index Fund Institutional Class	9,977,525	92,287,490	7,767,929	3,407,415	1,405,636	738,896	100,074,572
Great-West S&P Small Cap 600® Index Fund Institutional Class	7,991,296	73,696,060	9,319,655	3,952,614	661,933	513,568	80,152,701
Great-West Short Duration Bond Fund Institutional Class	591,526	5,424,668	581,850	185,378	(2,160)	57,274	5,856,108
Great-West T. Rowe Price Equity Income Fund Institutional Class	7,004,776	59,232,689	5,222,286	2,547,615	240,080	858,585	64,303,845
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	4,842,630	41,518,413	1,623,651	4,421,642	(330,915)	—	45,036,455
Great-West Templeton Global Bond Fund Institutional Class	2,017,446	17,266,865	1,992,303	881,588	(95,521)	328,700	18,681,548
					$13,410,667	$9,900,009	$1,334,542,355
Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	27,727	$ 121,677	$ 200,667	$ 28,154	$ 4,629	$ —	$ 305,002
Great-West Bond Index Fund Institutional Class	163,848	646,920	1,115,324	176,933	(5,806)	14,778	1,600,790
Great-West Core Bond Fund Institutional Class	80,499	318,022	550,011	83,117	(798)	8,902	788,089
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	116,741	487,899	806,564	100,903	14,013	4,907	1,217,612

Semi-Annual Report - June 30, 2017

Great-West Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West International Index Fund Institutional Class	489,844	$1,955,580	$2,972,348	$439,907	$ 62,978	$ —	$ 4,854,354
Great-West Life & Annuity Contract	119,942	48,237	82,595	11,514	—	624	119,942
Great-West Loomis Sayles Bond Fund Institutional Class	69,947	270,828	468,596	70,414	1,485	13,960	673,590
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	81,265	310,415	537,289	69,273	6,886	3,188	773,647
Great-West MFS International Growth Fund Institutional Class	111,468	440,437	657,473	110,380	18,594	—	1,091,274
Great-West MFS International Value Fund Institutional Class	240,362	1,076,956	1,624,545	272,539	26,264	—	2,670,422
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	280,582	1,163,047	1,782,198	299,261	37,330	5,878	2,898,415
Great-West Putnam Equity Income Fund Institutional Class	178,878	709,941	1,160,405	141,995	16,403	12,438	1,774,467
Great-West Putnam High Yield Bond Institutional Class	61,605	239,879	419,534	60,142	2,860	13,857	596,947
Great-West Real Estate Index Fund Institutional Class	62,263	236,124	410,188	80,196	(8,097)	8,252	573,439
Great-West S&P 500® Index Fund Institutional Class	608,675	2,579,271	4,196,706	571,606	52,489	77,535	6,439,784
Great-West S&P Mid Cap 400® Index Fund Institutional Class	275,629	1,111,396	1,841,496	249,430	23,083	20,214	2,764,563
Great-West S&P Small Cap 600® Index Fund Institutional Class	236,599	953,097	1,626,079	227,963	26,048	15,023	2,373,088
Great-West Short Duration Bond Fund Institutional Class	5,195	20,690	35,713	5,133	(48)	435	51,428
Great-West T. Rowe Price Equity Income Fund Institutional Class	193,493	712,399	1,187,186	162,937	9,078	23,485	1,776,264
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	133,642	500,457	764,871	129,422	6,210	—	1,242,866
Great-West Templeton Global Bond Fund Institutional Class	34,710	128,828	225,610	30,878	2,464	5,581	321,419
					$296,065	$229,057	$34,907,402
Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	593,206	$ 5,904,602	$ 529,697	$ 341,151	$ 48,679	$ —	$ 6,525,267
Great-West Bond Index Fund Institutional Class	2,786,911	25,063,404	3,206,365	1,326,467	(19,526)	293,886	27,228,118
Great-West Core Bond Fund Institutional Class	1,370,672	12,313,129	1,633,495	651,438	(10,965)	177,663	13,418,882
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	2,483,594	23,664,280	2,214,163	1,262,067	(49,918)	105,105	25,903,885
Great-West International Index Fund Institutional Class	10,989,542	99,970,777	5,496,640	9,146,845	1,681,472	—	108,906,364
Great-West Life & Annuity Contract	274,115	251,052	32,068	10,946	—	1,941	274,115

Semi-Annual Report - June 30, 2017

Great-West Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Loomis Sayles Bond Fund Institutional Class	1,187,517	$ 10,472,733	$1,268,987	$ 625,694	$ (66,115)	$ 239,659	$ 11,435,786
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	1,842,678	15,977,857	2,338,888	897,853	(105,049)	72,655	17,542,294
Great-West MFS International Growth Fund Institutional Class	2,495,322	22,450,042	1,148,475	3,076,564	36,019	—	24,429,201
Great-West MFS International Value Fund Institutional Class	5,360,689	54,955,002	2,645,819	5,561,983	1,136,134	—	59,557,251
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	5,937,318	56,335,350	2,567,172	6,349,529	524,962	126,837	61,332,500
Great-West Putnam Equity Income Fund Institutional Class	3,797,573	34,519,907	2,881,688	1,418,490	435,600	266,860	37,671,922
Great-West Putnam High Yield Bond Institutional Class	1,030,014	9,134,091	1,221,697	524,642	(20,069)	234,008	9,980,834
Great-West Real Estate Index Fund Institutional Class	1,338,922	11,437,131	2,036,699	1,279,752	(146,221)	180,482	12,331,472
Great-West S&P 500® Index Fund Institutional Class	12,930,032	125,223,282	9,370,434	5,018,436	2,739,238	1,669,484	136,799,739
Great-West S&P Mid Cap 400® Index Fund Institutional Class	5,875,558	53,816,151	5,090,154	1,972,428	813,529	433,916	58,931,842
Great-West S&P Small Cap 600® Index Fund Institutional Class	5,386,477	49,174,205	6,731,708	2,691,121	363,226	344,879	54,026,363
Great-West Short Duration Bond Fund Institutional Class	9,233	83,726	11,112	3,953	(22)	890	91,410
Great-West T. Rowe Price Equity Income Fund Institutional Class	4,117,736	34,517,373	3,483,049	1,587,537	145,223	503,402	37,800,817
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	2,852,234	24,218,677	1,073,881	2,464,676	(210,451)	—	26,525,774
Great-West Templeton Global Bond Fund Institutional Class	581,460	4,924,656	689,617	323,387	(35,514)	94,582	5,384,317
					$7,260,232	$4,746,249	$736,098,153
Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	12,096	$ 32,520	$ 104,916	$ 9,181	$ 1,071	$ —	$ 133,051
Great-West Bond Index Fund Institutional Class	53,850	129,386	442,906	50,420	(1,685)	4,599	526,117
Great-West Core Bond Fund Institutional Class	26,381	63,460	217,969	23,945	(386)	2,759	258,265
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	51,008	130,629	424,561	34,089	3,289	2,148	532,018
Great-West International Index Fund Institutional Class	238,024	579,780	1,799,898	177,427	12,568	—	2,358,816
Great-West Loomis Sayles Bond Fund Institutional Class	22,834	53,952	184,591	19,604	92	4,560	219,893

Semi-Annual Report - June 30, 2017

Great-West Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	40,167	$ 94,160	$ 315,347	$ 26,727	$ 1,585	$ 1,580	$ 382,392
Great-West MFS International Growth Fund Institutional Class	54,117	130,185	399,336	44,469	3,997	—	529,805
Great-West MFS International Value Fund Institutional Class	116,731	318,552	982,384	109,825	2,153	—	1,296,880
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	122,752	311,132	965,673	104,598	7,610	2,565	1,268,031
Great-West Putnam Equity Income Fund Institutional Class	78,117	189,962	615,270	48,628	3,747	5,438	774,925
Great-West Putnam High Yield Bond Institutional Class	19,716	46,880	161,571	16,395	397	4,442	191,047
Great-West Real Estate Index Fund Institutional Class	28,664	67,747	223,738	30,883	(3,335)	3,797	263,998
Great-West S&P 500® Index Fund Institutional Class	266,527	692,003	2,227,713	188,940	10,641	33,963	2,819,854
Great-West S&P Mid Cap 400® Index Fund Institutional Class	120,523	298,167	965,330	80,552	4,118	8,846	1,208,849
Great-West S&P Small Cap 600® Index Fund Institutional Class	117,290	289,922	954,014	84,273	5,677	7,459	1,176,421
Great-West T. Rowe Price Equity Income Fund Institutional Class	84,444	191,389	619,732	51,969	1,597	10,272	775,194
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	58,446	135,432	408,586	42,266	60	—	543,546
Great-West Templeton Global Bond Fund Institutional Class	11,660	26,431	90,993	8,715	566	1,875	107,968
					$53,762	$94,303	$15,367,070
Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West Ariel Mid Cap Value Fund Institutional Class	203,415	$ 1,965,728	$ 282,971	$ 157,462	$ 15,473	$ —	$ 2,237,567
Great-West Bond Index Fund Institutional Class	883,766	7,694,248	1,439,079	591,201	(9,247)	92,154	8,634,393
Great-West Core Bond Fund Institutional Class	432,635	3,768,338	713,084	286,103	(5,806)	55,547	4,235,492
Great-West Goldman Sachs Mid Cap Value Fund Institutional Class	854,042	7,868,056	1,185,902	544,233	18,180	36,287	8,907,654
Great-West International Index Fund Institutional Class	4,200,173	37,012,568	3,541,440	4,074,070	172,850	—	41,623,715
Great-West Loomis Sayles Bond Fund Institutional Class	374,304	3,202,570	572,657	277,489	(29,905)	75,736	3,604,550
Great-West Loomis Sayles Small Cap Value Fund Institutional Class	715,817	6,015,653	1,302,269	580,803	(67,949)	28,402	6,814,572
Great-West MFS International Growth Fund Institutional Class	957,011	8,331,343	694,344	1,197,115	(66,567)	—	9,369,134

Semi-Annual Report - June 30, 2017

Great-West Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 06/30/2017	Fair Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividends and Interest Received	Fair Value 06/30/2017
Great-West MFS International Value Fund Institutional Class	2,052,027	$20,337,860	$1,678,998	$2,143,621	$ 299,603	$ —	$ 22,798,022
Great-West Multi-Manager Large Cap Growth Fund Institutional Class	2,045,739	18,691,229	1,521,313	1,987,822	202,884	43,642	21,132,484
Great-West Putnam Equity Income Fund Institutional Class	1,307,979	11,456,822	1,579,801	672,671	98,070	91,970	12,975,154
Great-West Putnam High Yield Bond Institutional Class	323,931	2,788,981	527,356	224,876	(9,050)	73,829	3,138,888
Great-West Real Estate Index Fund Institutional Class	497,986	4,122,246	1,027,587	629,852	(65,539)	66,991	4,586,447
Great-West S&P 500® Index Fund Institutional Class	4,462,993	41,670,665	4,976,696	1,871,226	885,545	576,354	47,218,468
Great-West S&P Mid Cap 400® Index Fund Institutional Class	2,019,180	17,887,404	2,711,254	1,033,808	254,091	149,671	20,252,375
Great-West S&P Small Cap 600® Index Fund Institutional Class	2,090,557	18,481,846	3,739,128	1,694,590	17,522	134,533	20,968,288
Great-West T. Rowe Price Equity Income Fund Institutional Class	1,414,226	11,457,234	1,816,114	857,082	(52,394)	173,520	12,982,598
Great-West T. Rowe Price Mid Cap Growth Fund Institutional Class	979,079	8,034,405	641,372	820,323	(79,989)	—	9,105,435
Great-West Templeton Global Bond Fund Institutional Class	205,308	1,680,368	337,091	152,783	(17,485)	33,431	1,901,155
					$1,560,287	$1,632,067	$262,486,391
3.  PURCHASES & SALES OF INVESTMENTS
For the period ended June 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (including assets received as part of the Fund's reorganization) were as follows:
	Purchases	Sales
Great-West Lifetime 2015 Fund	$74,824,640	$109,037,714
Great-West Lifetime 2020 Fund	52,366,502	10,730,654
Great-West Lifetime 2025 Fund	124,133,057	152,140,340
Great-West Lifetime 2030 Fund	46,219,304	4,766,339
Great-West Lifetime 2035 Fund	108,983,638	119,633,148
Great-West Lifetime 2040 Fund	27,714,420	4,581,144
Great-West Lifetime 2045 Fund	67,427,101	72,492,054
Great-West Lifetime 2050 Fund	15,155,192	1,581,470
Great-West Lifetime 2055 Fund	37,591,187	29,586,146
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semi-Annual Report - June 30, 2017

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 20, 2017 (the “Meeting”), approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Company and Great-West Capital Management, LLC (“GWCM”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Great-West Lifetime 2015 Fund, Great-West Lifetime 2020 Fund, Great-West Lifetime 2025 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2035 Fund, Great-West Lifetime 2040 Fund, Great-West Lifetime 2045 Fund, Great-West Lifetime 2050 Fund, and Great-West Lifetime 2055 Fund (each a “Fund,” collectively, the “Funds”) in accordance with their investment objectives, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Funds.
On March 8, 2017, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM in connection with the proposed continuation of the Advisory Agreement and met separately with representatives of Access Data Corp., a subsidiary of Broadridge Financial Solutions, Inc. (collectively, “Broadridge”), an independent provider of investment company data,1with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Fee Consultant”), and with GWCM to review comparative information on each Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Advisory Agreement, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Agreement. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approval was based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Advisory Agreement and the information provided to it, the Board concluded that the Advisory Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Advisory Agreement are discussed below.
Nature, Extent and Quality of Services

1 In 2015, Broadridge acquired the fiduciary services and competitive intelligence business unit from Lipper, Inc. (“Lipper”).

The Board considered the nature, extent and quality of services provided and to be provided to the Funds by GWCM. Among other things, the Board considered GWCM’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Funds, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Funds. The Board also reviewed the qualifications, background and responsibilities of the senior personnel serving the Funds and the portfolio management team responsible for the day-to-day management of the Funds. In addition, the Board considered GWCM’s reputation for management of its investment strategies, its disaster recovery procedures including cyber security risk mitigation, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures. Consideration also was given to the fact that the Board meets with representatives of GWCM at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of GWCM’s communications with the Board, as well as the GWCM’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Funds by GWCM.
Investment Performance
The Board considered the investment performance of the Funds. The Board reviewed performance information for the Institutional Class shares of each Fund (Investor Class (formerly Class T), through April 30, 2015) as compared against its benchmark index and the performance of a peer group of funds selected by Broadridge. This information included annualized returns for the one-, three- and five-year periods ended December 31, 2016. In evaluating the performance of each Fund, the Board noted how the Fund performed relative to the returns of the applicable benchmark and peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing each Fund’s performance to that of its benchmark index and to a peer group of funds.
Given the April 29, 2016 inception date of the Great-West Lifetime 2020 Fund, Great-West Lifetime 2030 Fund, Great-West Lifetime 2040 Fund, and Great-West Lifetime 2050 Fund (the “New Lifetime Funds”), the Board was not provided with and did not consider information regarding the performance of the New Lifetime Funds.
For the Great-West Lifetime 2015 Fund, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2016. The Board also noted that the Fund outperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2016.
For the Great-West Lifetime 2025 Fund, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2016. The Board also noted that, although the Fund underperformed its benchmark index (by two basis points) for the one-year period ended December 31, 2016, it outperformed its benchmark index for the three- and five-year periods ended December 31, 2016.
For the Great-West Lifetime 2035 Fund, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2016. The Board also noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2016, it outperformed its benchmark index for the three- and five-year periods ended December 31, 2016.
For the Great-West Lifetime 2045 Fund, the Board noted that the Fund was in the first quartile of its peer group for the one-, three- and five-year periods ended December 31, 2016. The Board also noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2016, it outperformed its benchmark index for the three- and five-year periods ended December 31, 2016.
For the Great-West Lifetime 2055 Fund, the Board noted that the Fund was in the first, second and second quartiles of its peer group for the one-, three- and five-year periods ended December 31, 2016, respectively. The Board also noted that, although the Fund underperformed its benchmark index for the one-year period ended December 31, 2016, it outperformed its benchmark index for the three- and five-year periods ended December 31, 2016.
Costs and Profitability
The Board considered the costs of services provided by GWCM from its relationship with the Funds. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Funds. In evaluating the management fee and total expense ratio of each Fund’s Institutional Class Shares, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Broadridge, and of the entire Lipper peer universe. Specifically, the Board considered (i) each Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) each Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered each Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
For the Great-West Lifetime 2015 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Funds Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, and the Fund’s total annual operating expense ratio was in the second quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2020 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2025 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2030 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2035 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2040 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median contractual management fee of its peer group of funds, the Fund’s Contractual Management Fee was lower than the average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the first quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2045 Fund, the Board noted that the Fund’s Contractual Management Fee was the same as the median and lower than the average contractual management fee of its peer group of funds, and the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2050 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the median and average contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was below the average and median expense ratio of its peer group and peer universe of funds.
For the Great-West Lifetime 2055 Fund, the Board noted that, although the Fund’s Contractual Management Fee was greater than the average and median contractual management fee of its peer group of funds, the Fund’s total annual operating expense ratio was in the second quartile of its peer group and was lower than the average and median expense ratio of its peer group and peer universe of funds.

The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that the Funds have higher advisory fees than the separate accounts and other products managed by GWCM because of the increased regulatory and compliance requirements of the Funds and the differences in the range of services provided to the Funds and to such other clients
The Board further considered the overall financial soundness of GWCM and the profits estimated to have been realized by GWCM and its affiliates. The Board reviewed the financial statements and profitability information from GWCM. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes, as well as an analysis provided by the Independent Fee Consultant related to the reasonableness of the complex level profits estimated to have been realized by GWCM as compared to such advisers. The Board considered that, while GWCM’s profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Funds grow and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management fees payable by the Fund, whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Funds.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM from its relationship with the Funds as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Funds by affiliates of GWCM. The Board took into account the fact that the Funds are used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Funds’ management fees were reasonable, taking into account any ancillary benefits derived by GWCM.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)	The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	EXHIBITS.
(a)	(1)	Not required in filing.
	(2)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
	(3)	Not applicable.
(b)	A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer, performing the functions of the principal executive officer as of the date of this report on Form N-CSR
Date:August 28, 2017
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:August 28, 2017